   As filed with the Securities and Exchange Commission on February 18, 2003
                                            Registration No. 333-91851/811-09715

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO.__                 ( )
                       POST-EFFECTIVE AMENDMENT NO. 3                  (X)
                                     and/or
                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                               COMPANY ACT OF 1940
                               Amendment No. 1                         (X)
                        (Check appropriate box or boxes)

               TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
                           (Exact Name of Registrant)

                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                               (Name of Depositor)
                             1150 South Olive Street
                              Los Angeles, CA 90015
              (Address of Depositor's Principal Executive Offices)
                    (Zip Code) Depositor's Telephone Number,
                              including Area Code:
                                 (727) 299-1800

                                Thomas E. Pierpan
             Vice President, Assistant Secretary and General Counsel
                 Transamerica Occidental Life Insurance Company
                              570 Carillon Parkway
                            St. Petersburg, FL 33716
                     (Name and Address of Agent for Service)

                                    Copy to:

                          Mary Jane Wilson-Bilik, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415

           Approximate Date of Proposed Public Offering: May 1, 2003

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b)
[ ] on (date) , pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[X] on May 1, 2003, pursuant to paragraph (a)(1)

If appropriate, check the following box:

[X] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS

P R O S P E C T U S
MAY 1, 2003

                              TRANSAMERICA ELITE(R)
                                 ISSUED THROUGH
               TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
                                       BY
                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                             ADMINISTRATIVE OFFICE:
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                         1-800-851-9777; (727) 299-1800
      PLEASE SEND ALL PREMIUM PAYMENTS, LOAN REPAYMENTS, CORRESPONDENCE AND
                   NOTICES TO THE ADMINISTRATIVE OFFICE ONLY.
                                  HOME OFFICE:
                             4333 Edgewood Road, NE
                            Cedar Rapids, Iowa 52499

          AN INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

This prospectus describes the Transamerica Elite(R), a flexible premium variable life insurance policy (the "Policy"). You can allocate your Policy's cash value to the fixed account (which credits a specified guaranteed interest rate) and/or to the WRL Series Life Account, which invests through its subaccounts in portfolios of the AEGON/Transamerica Series Fund, Inc. - Initial Class (the "Series Fund") and Fidelity Variable Insurance Products Funds (VIP) -Service Class 2 (the "VIP Funds") (collectively, the "funds").

The portfolios of the Series Fund available to you under this Policy are:

[ ] Munder Net50                                            [ ] PBHG Mid Cap Growth
[ ] Van Kampen Emerging Growth                              [ ] T. Rowe Price Equity Income
[ ] T. Rowe Price Small Cap                                 [ ] Transamerica Value Balanced
[ ] Alger Aggressive Growth                                 [ ] American Century International
[ ] Third Avenue Value                                      [ ] Great Companies--Global2
[ ] LKCM Strategic Total Return                             [ ] Great Companies--Technology(SM)
[ ] Clarion Real Estate Securities                          [ ] Janus Growth
[ ] Federated Growth & Income                               [ ] Janus Global
[ ] AEGON Bond                                              [ ] Janus Balanced
[ ] Transamerica Money Market                               [ ] PIMCO Total Return
[ ] Marsico Growth (formerly, Goldman Sachs Growth)         [ ] Asset Allocation - Conservative Portfolio (formerly,
[ ] Transamerica Equity                                              Conservative Asset Allocation)
[ ] GE U.S. Equity                                          [ ] Asset Allocation - Moderate Portfolio (formerly, Moderate
[ ] Transamerica Growth Opportunities                                Asset Allocation)
[ ] Great Companies--America(SM)                            [ ] Asset Allocation - Moderate Growth Portfolio (formerly,
[ ] Transamerica Convertible Securities                              Moderately Aggressive Asset Allocation)
[ ] Salomon All Cap                                         [ ] Asset Allocation - Growth Portfolio (formerly, Aggressive
[ ] Dreyfus Mid Cap                                                  Asset Allocation)
[ ] PBHG/NWQ Value Select                                   [ ] Transamerica U.S. Government Securities
[ ] Capital Guardian Value                                  [ ] J.P. Morgan Enhanced Index
[ ] Capital Guardian U.S. Equity

The portfolios of the VIP Funds available to you under this Policy are:

[ ] VIP Equity-Income Portfolio*      [ ] VIP Contrafund (R) Portfolio*      [ ] VIP Growth Opportunities Portfolio*

* Effective May 1, 2003, this portfolio is no longer available for sale to new investors.

If you already own a life insurance policy, it may not be to your advantage to buy additional insurance or to replace your Policy with the Policy described in this prospectus. And it may not be to your advantage to borrow money to purchase this Policy or to take withdrawals from another Policy you own to make premium payments under this Policy.

Prospectuses for the portfolios of the funds must accompany this prospectus. Certain portfolios may not be available in all states. Please read these documents before investing and save them for future reference.

An investment in this Policy is not a bank deposit. The Policy is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
      THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

Policy Benefits/Risks Summary......................................................................................      1
    Policy Benefits................................................................................................      1
       The Policy in General.......................................................................................      1
       Flexible Premiums...........................................................................................      1
       Variable Death Benefit......................................................................................      1
       No Lapse Guarantee..........................................................................................      2
       Cash Value..................................................................................................      2
       Transfers...................................................................................................      2
       Loans.......................................................................................................      2
       Cash Withdrawals and Surrenders.............................................................................      3
    Policy Risks...................................................................................................      3
       Investment Risks............................................................................................      3
       Risk of Lapse...............................................................................................      3
       Tax Risks (Income Tax and MEC)..............................................................................      4
       Loan Risks..................................................................................................      4
Portfolio Risks....................................................................................................      4
Fee Tables.........................................................................................................      5
       Range of Expenses for the Portfolios........................................................................     11
Transamerica, The Separate Account, the Fixed Account and the Portfolios...........................................     11
       Transamerica................................................................................................     11
       The Separate Account........................................................................................     11
       The Fixed Account...........................................................................................     12
       The Portfolios..............................................................................................     12
       Addition, Deletion, or Substitution of Investments..........................................................     17
       Your Right to Vote Portfolio Shares.........................................................................     17
Charges and Deductions.............................................................................................     17
       Premium Charges.............................................................................................     18
       Monthly Deduction...........................................................................................     18
       Mortality and Expense Risk Charge...........................................................................     19
       Surrender Charge............................................................................................     19
       Pro Rata Decrease Charge....................................................................................     21
       Transfer Charge.............................................................................................     22
       Change in Net Premium Allocation Charge.....................................................................     22
       Cash Withdrawal Charge......................................................................................     22
       Taxes.......................................................................................................     22
       Loan Interest Charge........................................................................................     22
       Portfolio Expenses..........................................................................................     22
The Policy.........................................................................................................     23
       Ownership Rights............................................................................................     23
       Modifying the Policy........................................................................................     23
       Purchasing a Policy.........................................................................................     23
       Tax-Free "Section 1035" Exchanges...........................................................................     24
       When Insurance Coverage Takes Effect........................................................................     24
Policy Features....................................................................................................     25
    Premiums.......................................................................................................     25
       Allocating Premiums.........................................................................................     25
       Premium Flexibility.........................................................................................     26
       Planned Periodic Payments...................................................................................     26
       Minimum No Lapse Premium....................................................................................     27

             This Policy is not available in the State of New York.

       No Lapse Period.............................................................................................     27
       Premium Limitations.........................................................................................     27
       Making Premium Payments.....................................................................................     27
Transfers..........................................................................................................     28
       General.....................................................................................................     28
       Fixed Account Transfers.....................................................................................     30
       Conversion Rights...........................................................................................     30
       Dollar Cost Averaging.......................................................................................     30
       Asset Rebalancing Program...................................................................................     31
       Third Party Asset Allocation Services.......................................................................     31
Policy Values......................................................................................................     32
       Cash Value..................................................................................................     32
       Net Surrender Value.........................................................................................     32
       Subaccount Value............................................................................................     32
       Subaccount Unit Value.......................................................................................     33
       Fixed Account Value.........................................................................................     33
Death Benefit......................................................................................................     33
       Death Benefit Proceeds......................................................................................     33
       Death Benefit...............................................................................................     34
       Effect of Cash Withdrawals on the Death Benefit.............................................................     35
       Choosing Death Benefit Options..............................................................................     35
       Changing the Death Benefit Option...........................................................................     36
       Decreasing the Specified Amount.............................................................................     36
       No Increases in Specified Amount............................................................................     36
       Payment Options.............................................................................................     37
Surrenders and Cash Withdrawals....................................................................................     37
       Surrenders..................................................................................................     37
       Cash Withdrawals............................................................................................     37
       Canceling a Policy..........................................................................................     38
Loans    ..........................................................................................................     38
       General.....................................................................................................     38
       Interest Rate Charged.......................................................................................     39
       Loan Reserve Interest Rate Credited.........................................................................     39
       Effect of Policy Loans......................................................................................     39
Policy Lapse and Reinstatement.....................................................................................     40
       Lapse.......................................................................................................     40
       No Lapse Period.............................................................................................     40
       Reinstatement...............................................................................................     40
Federal Income Tax Considerations..................................................................................     41
       Tax Status of the Policy....................................................................................     41
       Tax Treatment of Policy Benefits............................................................................     41
       Special Rules for 403(b) Arrangements.......................................................................     43
Other Policy Information...........................................................................................     44
       Benefits at Maturity........................................................................................     44
       Payments We Make............................................................................................     44
       Split Dollar Arrangements...................................................................................     45
       Policy Termination..........................................................................................     45
Supplemental Benefits (Riders).....................................................................................     46
       Children's Insurance Rider..................................................................................     46
       Accidental Death Benefit Rider..............................................................................     46
       Other Insured Rider.........................................................................................     46
       Disability Waiver Rider.....................................................................................     47
       Disability Waiver and Income Rider..........................................................................     47

       Primary Insured Rider ("PIR") and Primary Insured Rider Plus ("PIR Plus")...................................     47
       Terminal Illness Accelerated Death Benefit Rider............................................................     48
Additional Information.............................................................................................     49
       Sale of the Policies........................................................................................     49
       Legal Proceedings...........................................................................................     49
       Financial Statements........................................................................................     49
Performance Data...................................................................................................     49
       Rates of Return.............................................................................................     49
Table of Contents of the Statement of Additional Information.......................................................     52
Glossary ..........................................................................................................     54
Appendix A - Wealth Indices of Investments in the U.S. Capital Market..............................................     57
Prospectus Back Cover..............................................................................................     59
       Personalized Illustrations of Policy Benefits...............................................................     59
       Inquiries...................................................................................................     59

POLICY BENEFITS/RISKS SUMMARY                             TRANSAMERICA ELITE(R)

         This summary describes the Policy's important benefits and risks. More detailed information about the Policy appears later in this prospectus and in the Statement of Additional Information ("SAI"). For your convenience, we have provided a Glossary at the end of this prospectus that defines certain words and phrases used in this prospectus.

POLICY BENEFITS

THE POLICY IN GENERAL

- The Transamerica Elite(R) is an individual flexible premium variable life insurance policy. The Policy gives you the potential for long-term life insurance coverage with the opportunity for tax-deferred cash value accumulation. The Policy's cash value will increase or decrease depending on the investment performance of the subaccounts, the premiums you pay, the fees and charges we deduct, the interest we credit to the fixed account, and the effects of any Policy transactions (such as transfers, loans and partial withdrawals).
- The Policy is designed to be long-term in nature in order to provide significant life insurance benefits for you. However, purchasing this Policy involves certain risks. You should consider the Policy in conjunction with other insurance you own. THE POLICY IS NOT SUITABLE AS A SHORT-TERM SAVINGS VEHICLE.
- Fixed Account. You may place money in the fixed account where it earns at least 3% annual interest. We may declare higher rates of interest, but are not obligated to do so. The fixed account is part of our general account. The fixed account is NOT available to residents of New Jersey.
- Separate Account. You may direct the money in your Policy to any of the subaccounts of the separate account. Each subaccount invests exclusively in one of the portfolios listed on the cover of this prospectus. Money you place in a subaccount is subject to investment risk and its value will vary each day according to the investment performance of the portfolios in which the subaccounts invest.
- Supplemental Benefits (Riders). Supplemental riders are available under the Policy. We deduct charges for these riders from cash value as part of the monthly deduction. These riders may not be available in all states.

FLEXIBLE PREMIUMS

- You select a premium payment plan but the plan is flexible - you are not required to pay premiums according to the plan. You can change the frequency and amount, within limits, and can skip premium payments. Unplanned premiums may be made, within limits. Premium payments must be at least $50.
- You increase your risk of lapse if you do not regularly pay premiums at least as large as the current minimum no lapse premium. Under certain circumstances, extra premiums may be required to prevent lapse.
- Once we deliver your Policy, the FREE-LOOK PERIOD begins. You may return the Policy during this period and receive a refund.

VARIABLE DEATH BENEFIT

- If the insured dies while the Policy is in force, we will pay a death benefit to the beneficiary(ies). The amount of the death benefit depends on the specified amount of insurance you select, the death benefit option you chose, and any additional insurance provided by riders you purchase.
- CHOICE AMONG DEATH BENEFIT OPTIONS. You must choose one of two death benefit options. We offer the following:

         -        Option A is the greater of:

                  -        the current specified amount, or
                  - a specified percentage, multiplied by the Policy's cash value on the date of the insured's death.

         -        Option B is the greater of:

                  - the current specified amount, plus the Policy's cash value on the date of the insured's death, or
                  - a specified percentage, multiplied by the Policy's cash value on the date of the insured's death.

We will reduce the death benefit proceeds by any outstanding loan amount and any due and unpaid charges. We will increase the death benefit proceeds by any additional insurance benefits you add by rider, and any interest you paid in advance on any loan for the period between the date of death and the next Policy anniversary.

-        Under current tax law, the death benefit should generally be U.S.
         federal income tax free to the beneficiary. Other taxes, such as estate taxes, may apply.
- CHANGE IN DEATH BENEFIT OPTION AND SPECIFIED AMOUNT. After the third Policy year and once each Policy year thereafter, you may make one of the following changes: change the death benefit option or decrease the specified amount. A decrease in specified amount is limited to no more than 20% of the specified amount prior to the decrease. The new specified amount cannot be less than the minimum specified amount as shown in your Policy.

NO LAPSE GUARANTEE

- We guarantee that your Policy will not lapse until the no lapse date shown on your Policy schedule page, so long as on any Monthiversary you have paid total premiums (MINUS any cash withdrawals, MINUS any outstanding loan amount, and MINUS any pro rata decrease charge) that equal or exceed the sum of the minimum no lapse premiums in effect for each month since the Policy date up to and including the current month. If you take a cash withdrawal or a loan, or if you decrease your specified amount or if you add, increase or decrease a rider, you may need to pay additional premiums in order to keep the no lapse guarantee in place.

CASH VALUE

- Cash value is the starting point for calculating important values under the Policy, such as net surrender value and the death benefit. There is no guaranteed minimum cash value. The Policy may lapse if you do not have sufficient cash value in the Policy to pay the monthly deductions, the surrender charge and/or any outstanding loan amount(s) (including interest you owe on any Policy loan(s)).
- The Policy will not lapse during the no lapse period so long as you have paid sufficient premiums.

TRANSFERS

- You can transfer cash value among the subaccounts and the fixed account. You may make transfers in writing, by telephone, by fax or electronically through our website.
- We charge a $10 transfer processing fee for each transfer after the first 12 transfers in a Policy year.
-        Dollar cost averaging and asset rebalancing programs are available.
- You may make one transfer per Policy year from the fixed account, and we must receive at our administrative office your request to transfer from the fixed account within 30 days after a Policy anniversary unless you select dollar cost averaging from the fixed account.

LOANS

- After the first Policy year (as long as your Policy is in force), you may take a loan against the Policy up to 90% of the cash value, MINUS any surrender charge and MINUS any outstanding loan amount. We may permit a loan prior to the first anniversary for Policies issued pursuant to 1035 Exchanges. The minimum loan amount is generally $500.
- We currently charge 5.5% interest annually, payable in arrears on any outstanding loan amount.
- To secure the loan, we transfer an amount equal to your loan from your cash value to a loan reserve account. The loan reserve account is part of the fixed account. We will credit the amount in the loan reserve with interest at an effective annual rate of at least 4.0%.
- Prior to the 10th Policy year, we currently credit 4.75% interest annually on all Policy loans. After the 10th Policy year, on all amounts you have borrowed, we currently credit interest to part of the cash value in excess of the premiums paid less withdrawals at an interest rate equal to the interest rate we charge on the total loan. The remaining portion, equal to the cost basis, is currently credited 5.5%.
- Federal income taxes and a penalty tax may apply to loans you take against the Policy.

CASH WITHDRAWALS AND SURRENDERS

- You may take one withdrawal of cash value per Policy year after the first Policy year. The amount of the withdrawal may be limited to:
         -        at least $500; and
         - no more than 10% of the net surrender value. After the 10th Policy year, we currently intend to limit the withdrawal amount to no more than 25% of the net surrender value.
- We will deduct a processing fee equal to $25 or 2% of the amount you withdraw (whichever is less) from the withdrawal, and we will pay you the balance.
- A cash withdrawal will reduce the death benefit by at least the amount of the withdrawal. We will not impose a pro rata decrease charge when the specified amount is decreased as a result of taking a cash withdrawal.
- You may fully surrender the Policy at any time before the insured's death or the maturity date. Life insurance coverage will end. You will receive the net surrender value (cash value MINUS surrender charge, MINUS any outstanding loan amount, and MINUS any interest you owe on Policy loans). The surrender charge will apply during the first 15 Policy years. THE SURRENDER CHARGE MAY BE SIGNIFICANT. You may have little or no cash value or net surrender value in the early Policy years.
- A cash withdrawal will reduce the cash value, so it will increase the risk that the Policy will lapse. A cash withdrawal may also increase the risk that the no lapse period will not remain in effect.
- Federal income taxes and a penalty tax may apply to cash withdrawals and surrenders.
- TAX BENEFITS. We intend for the Policy to satisfy the definition of life insurance under the Internal Revenue Code so that the death benefit generally should be excludible from the taxable income of the beneficiary. In addition, you should not be deemed to be in receipt of any taxable gains on cash value until you take a withdrawal, surrender the Policy or we pay the maturity benefit. Moreover, transfers between the subaccounts are not taxable transactions.

POLICY RISKS

INVESTMENT RISKS

         If you invest your Policy's cash value in one or more subaccounts, then you will be subject to the risk that investment performance of the subaccounts will be unfavorable and that the cash value in your Policy will decrease. You could lose everything you invest and your Policy could lapse without value, unless you pay additional premiums. If you allocate premiums to the fixed account, then we credit your fixed account value with a declared rate of interest. You assume the risk that the interest rate on the fixed account may decrease, although it will never be lower than a guaranteed minimum annual effective rate of 3%.

RISK OF LAPSE

         If your Policy fails to meet certain conditions, we will notify you that the Policy has entered a 61-day grace period and will lapse without value unless you make a sufficient payment during the grace period.

         Your Policy contains a three-year no lapse period (premium protection period in Illinois). Your Policy will not lapse before the no lapse date stated in your Policy, as long as you pay sufficient minimum guarantee premiums. If you do not pay sufficient premiums, you will automatically lose the no lapse guarantee and you will increase the risk that your Policy will lapse.

         If you take a cash withdrawal, Policy loan or if you decrease the specified amount, you will increase the risk of losing the no lapse guarantee. We deduct the total amount of your withdrawals, any outstanding loan amount and any pro rata decrease charge from your premiums paid when we determine whether your premium payments are high enough to keep the no lapse period in effect.

         If you change death benefit options, decrease the specified amount, or add or increase a rider, we will increase the amount of your minimum no lapse premium.

         Before you take a cash withdrawal, loan, decrease the specified amount or add, increase or decrease a rider, you should consider carefully the effect it will have on the no lapse guarantee.

         After the no lapse period, your Policy may lapse if loans, cash withdrawals, the monthly deductions, and insufficient investment returns reduce the net surrender value to zero. The Policy will enter a grace period if on any Monthiversary the net surrender value (that is, the cash value minus the surrender charge, and minus any outstanding loan amount, plus any interest you paid in advance on the loan between the date of surrender and the next Policy anniversary) is not enough to pay the monthly deduction due.

         A Policy lapse may have adverse tax consequences.

         You may reinstate this Policy within five years after it has lapsed (and prior to the maturity date), if the insured meets the insurability requirements and you pay the amount we require.

TAX RISKS (INCOME TAX AND MEC)

         We expect that the Policy will generally be deemed a life insurance contract under federal tax law, and that the death benefit paid to the beneficiary will generally not be subject to federal income tax. However, due to lack of guidance, there is less certainty in this regard with respect to Policies issued on a substandard basis.

         Depending on the total amount of premiums you pay, the Policy may be treated as a modified endowment contract ("MEC") under federal tax laws. If a Policy is treated as a MEC, partial withdrawals, surrenders, pledges and loans will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on cash withdrawals, surrenders, pledges and loans taken before you reach age 59 1/2. If a Policy is not treated as a MEC, partial surrenders and withdrawals will not be subject to tax to the extent of your investment in the Policy. Amounts in excess of your investment in the Policy, while subject to tax as ordinary income, will not be subject to a 10% penalty tax. You should consult a qualified tax advisor for assistance in all tax matters involving your Policy.

LOAN RISKS

         A Policy loan, whether or not repaid, will affect cash value over time because we subtract the amount of the loan from the subaccounts and the fixed account and place that amount in the loan reserve as collateral. We then credit a fixed interest rate at an effective annual rate of not less than 4.0% to the loan collateral. As a result, the loan collateral does not participate in the investment results of the subaccounts and may not continue to receive the current interest rates credited to the unloaned portion of the fixed account. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the subaccounts and the interest rates credited to the fixed account, the effect could be favorable or unfavorable.

         We also currently charge interest on Policy loans at a rate of 5.5% and is payable in arrears on each Policy anniversary. Interest that is unpaid when due is added to the amount of the loan to be repaid.

         A Policy loan could make it more likely that a Policy would lapse. A Policy loan will increase the risk that the no lapse period will not remain in effect. There is also a risk that if the loan, insurance charges and unfavorable investment experience reduce your net surrender value and the no lapse period is no longer in effect, then the Policy will lapse. Adverse tax consequences may result.

         If a loan from a Policy is outstanding when the Policy is canceled or lapses, or if a loan is taken out and the Policy is a MEC, then the amount of the outstanding indebtedness will be taxed as if it were a withdrawal from the Policy.

PORTFOLIO RISKS

         A comprehensive discussion of the risks of each portfolio may be found in each portfolio's prospectus. Please refer to the prospectuses for the portfolios for more information.

         There is no assurance that any of the portfolios will achieve its stated investment objective.

FEE TABLES

         The following tables describe the fees and expenses that you will pay when buying, owning and surrendering the Policy. If the amount of a charge depends on the personal characteristics of the insured or the owner, then the fee table lists the minimum and maximum charges we assess under the Policy, and the fees and charges of a typical policyowner with the characteristics set forth below. These charges may not be typical of the charges you will pay.

         The first table describes the fees and expenses that you will pay when buying the Policy, paying premiums, making cash withdrawals from the Policy, surrendering the Policy, or transferring Policy cash value among the subaccounts and the fixed account.

                                                        TRANSACTION FEES
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       AMOUNT DEDUCTED
        CHARGE                       WHEN CHARGE IS                GUARANTEED                              CURRENT
                                       DEDUCTED                      CHARGE                                 CHARGE
----------------------------------------------------------------------------------------------------------------------------------
PREMIUM CHARGES:                         None                           None                                 None

CASH WITHDRAWAL CHARGE              Upon withdrawal              2.0% of the amount                   2.0% of the amount
                                                              withdrawn, not to exceed           withdrawn, not to exceed $25
                                                                         $25
----------------------------------------------------------------------------------------------------------------------------------
SURRENDER CHARGE                Upon full surrender of
                                 the Policy during the
                                 first 15 Policy years

    -    Minimum Charge(1)                                    $0 (male or female, juvenile)      $0 (male or female, juvenile)

    -    Maximum                                              $51.46 (male or female,            $51.46 (male or female, attained
         Charge(2)                                            attained age 85)                   age 85)

    -    Charge for a
         male insured,
         issue age 31, in
         the ultimate select                                  $2.20                              $2.20
         non-tobacco use
         class, in Policy
         year 1
----------------------------------------------------------------------------------------------------------------------------------
TRANSFER CHARGE                      Upon transfer             First 12 transfers in a           First 12 transfers in a Policy
                                                              Policy year are free, $10            year are free, $10 for each
                                                                for each subsequent                    subsequent transfer
                                                                      transfer
----------------------------------------------------------------------------------------------------------------------------------


--------------

(1) This minimum charge is based on an insured's issue age, gender and underwriting class.


(2) Maximum charge does not reflect any additional rating. This maximum charge is based on an insured's issue age, gender and underwriting class.

                                                        TRANSACTION FEES
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       AMOUNT DEDUCTED
        CHARGE                       WHEN CHARGE IS                GUARANTEED                              CURRENT
                                       DEDUCTED                      CHARGE                                 CHARGE
----------------------------------------------------------------------------------------------------------------------------------
CHANGE IN NET PREMIUM              Upon change of                        $25                                   None
ALLOCATION CHARGE                    allocation
                                    instructions
                                for premium payments
                                in excess of one per
                                   Policy quarter
----------------------------------------------------------------------------------------------------------------------------------
PRO RATA DECREASE CHARGE          During the first 15         Equal to the surrender             Equal to the surrender charge
                                      Policy years            charge (as of the date of          (as of the date of the
                                                              the decrease) applicable to        decrease) applicable to that
                                                              that portion of the                portion of the segment(s) of
                                                              segment(s) of the specified        the specified amount that is
                                                              amount that is decreased.          decreased.
----------------------------------------------------------------------------------------------------------------------------------


         The table below describes the fees and expenses that you will pay periodically during the time that he or she owns the Policy, not including portfolio fees and expenses.

                              PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       AMOUNT DEDUCTED
        CHARGE                       WHEN CHARGE IS                GUARANTEED                              CURRENT
                                       DEDUCTED                      CHARGE                                 CHARGE
----------------------------------------------------------------------------------------------------------------------------------
MONTHLY POLICY CHARGE           Monthly on the Policy         $5.00 per month                    $5.00 per month
                                  date and on each
                                    Monthiversary
----------------------------------------------------------------------------------------------------------------------------------

                                    PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       AMOUNT DEDUCTED
        CHARGE                       WHEN CHARGE IS                GUARANTEED                              CURRENT
                                       DEDUCTED                      CHARGE                                 CHARGE
----------------------------------------------------------------------------------------------------------------------------------
COST OF INSURANCE(3)             Monthly on the Policy
    -    Minimum Charge(4)         date and on each           $.06 per $1,000 of net             $.06 per $1,000 of net
                                  Monthiversary until         amount at risk(6) (female, age     amount at risk (female, age 10,
                                  the insured reaches         10, juvenile)                      juvenile)
                                       age 100


    -    Maximum Charge(5)                                    $83.33 per $1,000 of net           $77.92 per $1,000 of net
                                                              amount at risk (male, age 99,      amount at risk (male, age 99,
                                                              standard tobacco use)              standard tobacco use)
    -    Charge for a male
         insured, issue age
         31, in the ultimate                                  $0.12 per $1,000 of net            $0.12 per $1,000 of net
         select non-tobacco                                   amount at risk per month           amount at risk per month
         use class, in
         Policy year 1
----------------------------------------------------------------------------------------------------------------------------------
MORTALITY AND EXPENSE RISK               Daily                Annual rate of 0.90% for           Annual rate of 0.90% for
CHARGE                                                        Policy years 1 - 15 and            Policy years 1 - 15 and
                                                              0.60% for Policy years 16+         0.30% for Policy years 16+
                                                              of daily net assets of each        of daily net assets of each
                                                              subaccount in which you            subaccount in which you are
                                                              are invested                       invested
----------------------------------------------------------------------------------------------------------------------------------
OPTIONAL RIDER CHARGES:(7)

--------------

(3) Cost of insurance rates vary based on the insured's issue age on the Policy date, length of time from the Policy date, gender, and underwriting class, and the specified amount in force. The cost of insurance charges shown in the table may not be representative of the charges you will pay. Your Policy's schedule page will indicate the guaranteed cost of insurance charge applicable to your Policy. You can obtain more information about your cost of insurance charges by contacting your agent.

(4) This minimum charge is based on an insured's issue age, gender, underwriting class and specified amount.

(5) Maximum charge does not reflect any additional rating. This maximum charge is based on the insured's issue age, gender, underwriting class and specified amount.

(6) The net amount at risk equals the death benefit on a Monthiversary, divided by 1.0024663, minus the cash value on such Monthiversary.

(7) Cost of insurance rates for the riders may vary based on the insured's issue age, gender, or underwriting class and the Policy year. Charges based on actual age may increase as the insured ages. The rider charges shown in the table may not be representative of the charges you will pay. The rider will indicate the maximum guaranteed rider charges applicable to your Policy. You can obtain more information about these rider charges by contacting your agent.

                                    PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       AMOUNT DEDUCTED
        CHARGE                       WHEN CHARGE IS                GUARANTEED                              CURRENT
                                       DEDUCTED                      CHARGE                                 CHARGE
----------------------------------------------------------------------------------------------------------------------------------
Accidental Death Benefit         Monthly on the Policy        Charge assessed per                Charge assessed per $1,000
Rider                              date and on each           $1,000 of rider face               of rider face amount each
                                     Monthiversary            amount each month:                 month:

    -    Minimum                                              $0.10 per $1,000 (issue ages       $0.10 per $1,000 (issue ages 15
         Charge                                               15 - 40, male and female)          - 40, male and female)



    -    Maximum                                              $0.15 per $1,000 (issue ages       $0.15 per $1,000 (issue ages 56
         Charge                                               56 - 59, male and female)          - 59, male and female)

    -    Charge for a male                                    $0.10 per $1,000                   $0.10 per $1,000
         insured, issue age
         31, in Policy year
         1
----------------------------------------------------------------------------------------------------------------------------------
    Disability Waiver            Monthly on the Policy        Charge assessed per                Charge assessed per $1,000
    Rider(8)                        date and on each          $1,000 of base Policy              of base Policy specified
                                     Monthiversary            specified amount each              amount each month:
                                                              month:

    -    Minimum                                              $0.03 per $1,000 (issue ages       $0.03 per $1,000 (issue ages 15
         Charge                                               15 - 25, male)                     - 25, male)


    -    Maximum                                              $0.39 per $1,000 (issue age        $0.39 per $1,000 (issue age 55
         Charge                                               55, female)                        female)

    -    Charge for a male                                    $0.05 per $1,000                   $0.05 per $1,000
         insured, issue age
         31, in Policy year
         1
----------------------------------------------------------------------------------------------------------------------------------

--------------
(8) Disability Waiver charges shown are for base Policy only (no riders and benefits). The addition of other riders and benefits would increase these charges.

                                    PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       AMOUNT DEDUCTED
        CHARGE                       WHEN CHARGE IS                GUARANTEED                              CURRENT
                                       DEDUCTED                      CHARGE                                 CHARGE
----------------------------------------------------------------------------------------------------------------------------------
    Disability Waiver and         Monthly on the Policy       Charge assessed per                Charge assessed per $1,000
    Income Rider                    date and on each          $1,000 of base Policy              of base Policy specified
                                     Monthiversary            specified amount each              amount each month:
                                                              month:

    -    Minimum                                              $0.20 per $1,000 (issue ages       $0.20 per $1,000 (issue ages 15
         Charge                                               15 - 27, male)                     - 27, male)

    -    Maximum                                              $0.86 per $1,000 (issue age        $0.86 per $1,000 (issue age 55
         Charge                                               55, female)                        female)

    -    Charge for a male                                    $0.24 per $1,000                   $0.24 per $1,000
         insured, issue age
         31, in Policy year
         1
----------------------------------------------------------------------------------------------------------------------------------
    Children's Insurance            Monthly on Policy         Charge assessed per                Charge assessed per $1,000
    Rider                            date and on each         $1,000 of rider face               of rider face amount each
                                       Monthiversary          amount each month:                 month:

                                                              $0.60 per $1,000 (attained         $0.60 per $1,000 (attained ages
                                                              ages 0 - 25, male and female)      0 - 25, male and female)
----------------------------------------------------------------------------------------------------------------------------------
    Other Insured Rider             Monthly on Policy         Charge assessed per                Charge assessed per $1,000
                                      date and on each        $1,000 of rider face               of rider face amount each
                                       Monthiversary          amount each month:                 month:
    -    Minimum
         Charge                                               $0.06 per $1,000 (female, age      $0.06 per $1,000 (female, age
                                                              10, juvenile)                      10, juvenile)

    -    Maximum
         Charge(4)                                            $83.33 per $1,000 (male,           $70.83 per $1,000 (male,
                                                              female, attained age 99, all       attained age 99, standard tobacco
                                                              underwriting classes)              use class)

    -    Charge for a male                                    $0.12 per $1,000                   $0.12 per $1,000
         insured, issue age
         31, in the ultimate
         select non-tobacco
         use class, in
         Policy year 1
----------------------------------------------------------------------------------------------------------------------------------

                                    PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
                                                                                       AMOUNT DEDUCTED
        CHARGE                       WHEN CHARGE IS                GUARANTEED                              CURRENT
                                       DEDUCTED                      CHARGE                                 CHARGE
----------------------------------------------------------------------------------------------------------------------------------
    Primary Insured Rider           Monthly on Policy         Charge assessed per                Charge assessed per $1,000
                                      date and on each        $1,000 of rider face               of rider face amount each
                                       Monthiversary          amount each month:                 month:


    -    Minimum                                              $0.06 per $1,000 (female, age      $0.05 per $1,000 (female, age
         Charge                                               10, juvenile)                      10, juvenile)

    -    Maximum                                              $24.85 per $1,000 (male,           $20.06 per $1,000 (male,
         Charge                                               attained age 94, standard          attained age 94, standard
                                                              tobacco user)                      tobacco user)

    -    Charge for a male                                    $0.12 per $1,000                   $0.10 per $1,000
         insured, issue age
         31, in the ultimate
         select non-tobacco
         use class, in
         Policy year 1
----------------------------------------------------------------------------------------------------------------------------------
    Primary Insured Plus             Monthly on Policy        Charge assessed per                Charge assessed per $1,000
    Rider                            date and on each         $1,000 of rider face               of rider face amount each
                                       Monthiversary          amount each month:                 month:

    -    Minimum
         Charge                                               $0.06 per $1,000 (female,          $0.04 per $1,000 (female, issue
                                                              age 10, juvenile)                  age 29, ultimate select
                                                                                                 non-tobacco use,
                                                                                                 Policy year 1)

    -    Maximum
         Charge                                               $18.46 per $1,000 (male,           $14.91 per $1,000 (male,
                                                              attained age 89, standard          standard tobacco use, issue age 74,
                                                              tobacco use)                       Policy year 16)

    -    Charge for a male                                    $0.12 per $1,000                   $0.06 per $1,000
         insurer, issue age
         31, in the ultimate
         select non-tobacco
         use class, in
         Policy year 1
----------------------------------------------------------------------------------------------------------------------------------
    Terminal Illness                    No charge                         None                              None
    Accelerated Death
    Benefit Rider
----------------------------------------------------------------------------------------------------------------------------------

RANGE OF EXPENSES FOR THE PORTFOLIOS(1)

         The next table shows the minimum and maximum total operating expenses charged by the portfolios that you may pay periodically during the time that you own the Policy. More detail concerning each portfolio's fees and expenses is contained in the prospectus for each portfolio.

                                                                                                       Minimum       Maximum
                                                                                                       -------       -------
TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES  (total of all expenses that are deducted from
portfolio assets, including management fees, 12b-1 fees, and other expenses)                              %             %

NET ANNUAL PORTFOLIO OPERATING EXPENSES (total of all expenses that are deducted from portfolio
assets, including management fees, 12b-1 fees, and other expenses, after contractual waiver of            %             %
fees and expenses)(2)



TRANSAMERICA, THE SEPARATE ACCOUNT, THE FIXED ACCOUNT AND THE PORTFOLIOS

TRANSAMERICA

         Transamerica Occidental Life Insurance Company located at 4333 Edgewood Road, NE, Cedar Rapids, Iowa 52499 is the insurance company issuing the Policy. We are obligated to pay all benefits under the Policy.

THE SEPARATE ACCOUNT

         The separate account is a separate account of Transamerica, established under California law. We own the assets in the separate account and we may use assets in the separate account to support other variable life insurance policies we issue. The separate account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended (the "1940 Act").

         The separate account is divided into subaccounts, each of which invests in shares of a specific portfolio of a fund. These subaccounts buy and sell portfolio shares at net asset value without any sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

         Income, gains, and losses credited to, or charged against, a subaccount of the separate account reflect the subaccount's own investment experience and not the investment experience of our other assets. The separate account's assets may not be used to pay any of our liabilities other than those arising from the Policies and other variable life insurance policies we issue. If the separate account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

         CHANGES TO THE SEPARATE ACCOUNT. As permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the separate account, including, among others, the right to:

         - Remove, combine, or add subaccounts and make the new subaccounts available to you at our discretion;
         - Substitute shares of another registered open-end management company, which may have different fees and expenses, for shares of a subaccount at our discretion;
         - Close subaccounts to allocations of new premiums by existing or new Policyowners at any time in our discretion;

--------------
(1) The portfolio expenses used to prepare this table were provided to Transamerica by the funds. Transamerica has not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2002. Current or future expenses may be greater or less than those shown.

(2) The range of Net Annual Portfolio Operating Expenses takes into account contractual arrangements that require a portfolio's investment adviser to reimburse or waive portfolio expenses until April 30, 2004.

         - Transfer assets supporting the Policies from one subaccount to another or from the separate account to another separate account;
         - Combine the separate account with other separate accounts, and/or create new separate accounts;
         - Deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act, or as any other form permitted by law; and
         - Modify the provisions of the Policy to reflect changes to the subaccounts and the separate account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretation of the law.

         The portfolios, which sell their shares to the subaccounts, may discontinue offering their shares to the subaccounts. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes. We reserve the right to make other structural and operational changes affecting the separate account.

THE FIXED ACCOUNT

         The fixed account is part of Transamerica's general account. We use general account assets to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, Transamerica has sole discretion over the investment of the fixed account's assets. Transamerica bears the full investment risk for all amounts contributed to the fixed account. Transamerica guarantees that the amounts allocated to the fixed account will be credited interest daily at an annual net effective interest rate of at least 3.0%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion.

         Money you place in the fixed account will earn interest compounded daily at a current interest rate in effect at the time of your allocation. We may declare current interest rates from time to time. We may declare more than one interest rate for different money based upon the date of allocation or transfer to the fixed account. When we declare a higher current interest rate on amounts allocated to the fixed account, we guarantee the higher rate on those amounts for at least one year (the "guarantee period") unless those amounts are transferred to the loan reserve. At the end of the guarantee period we may declare a new current interest rate on those amounts and any accrued interest thereon. We will guarantee this new current interest rate for another guarantee period. We credit interest greater than 3.0% during any guarantee period at our sole discretion. You bear the risk that interest we credit will not exceed 3.0%.

         We allocate amounts from the fixed account for cash withdrawals, transfers to the subaccounts, or monthly deduction charges on a last in, first out basis ("LIFO") for the purpose of crediting interest.

         New Jersey residents: The fixed account is NOT available to you. You may not direct or transfer any premium payments or cash value to the fixed account. The fixed account is used solely for Policy loans.

         THE FIXED ACCOUNT HAS NOT BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION AND THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURE IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT.

THE PORTFOLIOS

         The separate account invests in shares of the portfolios of a fund. Each portfolio is an investment division of a fund, which is an open-end management investment company registered with the SEC. Such registration does not involve supervision of the management or investment practices or policies of the portfolios by the SEC.

         Each portfolio's assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios.

         Thus, each portfolio operates as a separate investment fund, and the income or loss of one portfolio has no effect on the investment performance of any other portfolio. Pending any prior approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.

         Each portfolio's investment objective(s) and policies are summarized below. THERE IS NO ASSURANCE THAT ANY OF THE PORTFOLIOS WILL ACHIEVE ITS STATED OBJECTIVE(S). Certain portfolios may have investment objectives and policies similar to other portfolios that are managed by the same investment adviser or sub-adviser. The investment results of the portfolios, however, may be higher or lower than those of such other portfolios. We do not guarantee or make any representation that the investment results of the portfolios will be comparable to any other portfolio, even those with the same investment adviser or manager. YOU CAN FIND MORE DETAILED INFORMATION ABOUT THE PORTFOLIOS, INCLUDING A DESCRIPTION OF RISKS, IN THE FUND PROSPECTUSES. YOU MAY OBTAIN A FREE COPY OF THE FUND PROSPECTUSES BY CONTACTING US AT 1-800-322-7164. YOU SHOULD READ THE FUND PROSPECTUSES CAREFULLY.

                                                              SUB-ADVISER OR ADVISER AND
PORTFOLIO                                                     INVESTMENT OBJECTIVE
---------                                                     ---------------------------
MUNDER NET50                                                  MUNDER CAPITAL MANAGEMENT
                                                              Seeks long-term capital appreciation.

VAN KAMPEN EMERGING GROWTH                                    VAN KAMPEN ASSET MANAGEMENT INC.
                                                              Seeks capital appreciation by investing
                                                              primarily in common stocks of small and
                                                              medium-sized companies.

T. ROWE PRICE SMALL CAP                                       T. ROWE PRICE ASSOCIATES, INC.
                                                              Seeks long-term growth of capital by
                                                              investing primarily in common stocks of
                                                              small growth companies.

PBHG MID CAP GROWTH                                           PILGRIM BAXTER & ASSOCIATES, LTD.
                                                              Seeks capital appreciation.

ALGER AGGRESSIVE GROWTH                                       FRED ALGER MANAGEMENT, INC.
                                                              Seeks long-term capital appreciation.

THIRD AVENUE VALUE                                            EQSF ADVISERS, INC.
                                                              Seeks long-term capital appreciation.

AMERICAN CENTURY INTERNATIONAL                                AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
                                                              Seeks capital growth.

JANUS GLOBAL                                                  JANUS CAPITAL MANAGEMENT LLC
                                                              Seeks long-term growth of capital in a manner consistent with the preservation of capital.

GREAT COMPANIES--GLOBAL(2)                                    GREAT COMPANIES, L.L.C.
                                                              Seeks long-term growth of capital in a
                                                              manner consistent with preservation of capital.

GREAT COMPANIES--TECHNOLOGY(SM)                               GREAT COMPANIES, L.L.C.
                                                              Seeks long-term growth of capital.

                                                              SUB-ADVISER OR ADVISER AND
PORTFOLIO                                                     INVESTMENT OBJECTIVE
---------                                                     ---------------------------
JANUS GROWTH                                                  JANUS CAPITAL MANAGEMENT LLC
                                                              Seeks growth of capital.

MARSICO GROWTH*                                               BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                              Seeks long-term growth of capital.

GE U.S. EQUITY                                                GE ASSET MANAGEMENT INCORPORATED
                                                              Seeks long-term growth of capital.

GREAT COMPANIES--AMERICA(SM)                                  GREAT COMPANIES, L.L.C.
                                                              Seeks long-term growth of capital.

SALOMON ALL CAP                                               SALOMON BROTHERS ASSET MANAGEMENT INC
                                                              Seeks capital appreciation.

DREYFUS MID CAP                                               THE DREYFUS CORPORATION
                                                              Seeks total investment returns (including
                                                              capital appreciation and income), which
                                                              consistently outperform the S&P 400 Mid Cap Index.

PBHG/NWQ VALUE SELECT                                         NWQ INVESTMENT MANAGEMENT COMPANY, INC.
                                                              and Pilgrim Baxter & Associates, Ltd.
                                                              Seeks to achieve maximum, consistent
                                                              total return with minimum risk to principal.

T. ROWE PRICE EQUITY INCOME                                   T. ROWE PRICE ASSOCIATES, INC.
                                                              Seeks to provide substantial dividend income
                                                              as well as long-term growth of capital by
                                                              primarily investing in the dividend-paying
                                                              common stocks of established companies.

TRANSAMERICA VALUE BALANCED                                   TRANSAMERICA INVESTMENT MANAGEMENT, LLC
                                                              Seeks preservation of capital and
                                                              competitive investment returns.

LKCM STRATEGIC TOTAL RETURN                                   LUTHER KING CAPITAL MANAGEMENT CORPORATION
                                                              Seeks to provide current income, long-term
                                                              growth of income and capital appreciation.

CLARION REAL ESTATE SECURITIES                                CLARION CRA SECURITIES, LP
                                                              Seeks long-term total return from investments
                                                              primarily in equity securities of real estate
                                                              companies. Total return will consist of realized
                                                              and unrealized capital gains and losses plus income.

FEDERATED GROWTH & INCOME                                     FEDERATED INVESTMENT COUNSELING
                                                              Seeks total return by investing in securities
                                                              that have defensive characteristics.

                                                              SUB-ADVISER OR ADVISER AND
PORTFOLIO                                                     INVESTMENT OBJECTIVE
---------                                                     ---------------------------
JANUS BALANCED                                                JANUS CAPITAL MANAGEMENT LLC
                                                              Seeks long-term capital growth, consistent
                                                              with preservation of capital and balanced
                                                              by current income.

AEGON BOND                                                    BANC ONE INVESTMENT ADVISORS CORP.
                                                              Seeks the highest possible current income
                                                              within the confines of the primary goal of
                                                              insuring the protection of capital.

TRANSAMERICA MONEY MARKET                                     TRANSAMERICA INVESTMENT MANAGEMENT, LLC
                                                              Seeks to provide maximum current income
                                                              consistent with preservation of principal and
                                                              maintenance of liquidity.

ASSET ALLOCATION - CONSERVATIVE PORTFOLIO**                   AEGON/TRANSAMERICA FUND ADVISERS, INC.
                                                              Seeks current income and preservation of capital.

ASSET ALLOCATION - MODERATE PORTFOLIO**                       AEGON/TRANSAMERICA FUND ADVISERS, INC.
                                                              Seeks capital appreciation.

ASSET ALLOCATION - MODERATE GROWTH                            AEGON/TRANSAMERICA FUND ADVISERS, INC.
PORTFOLIO**                                                   Seeks capital appreciation.

ASSET ALLOCATION - GROWTH PORTFOLIO**                         AEGON/TRANSAMERICA FUND ADVISERS, INC.
                                                              Seeks capital appreciation and current income.

TRANSAMERICA CONVERTIBLE SECURITIES                           TRANSAMERICA INVESTMENT MANAGEMENT, LLC
                                                              Seeks maximum total return through a combination
                                                              of current income and capital appreciation.

PIMCO TOTAL RETURN                                            PACIFIC INVESTMENT MANAGEMENT COMPANY, LLC
                                                              Seeks maximum total return consistent with
                                                              preservation of capital and prudent investment
                                                              management.

TRANSAMERICA EQUITY                                           TRANSAMERICA INVESTMENT MANAGEMENT, LLC
                                                              Seeks to maximize long-term growth.

TRANSAMERICA GROWTH OPPORTUNITIES                             TRANSAMERICA INVESTMENT MANAGEMENT, LLC
                                                              Seeks to maximize long-term growth.

TRANSAMERICA U.S. GOVERNMENT                                  TRANSAMERICA INVESTMENT MANAGEMENT, LLC
SECURITIES                                                    Seeks to provide as high a level of total return as
                                                              is consistent with prudent investment strategies
                                                              by investing under normal conditions at least 80% of
                                                              its assets in U.S. government debt obligations and
                                                              mortgage-backed securities issued or guaranteed by the
                                                              U.S. government, its agencies or government-sponsored entities.

                                                              SUB-ADVISER OR ADVISER AND
PORTFOLIO                                                     INVESTMENT OBJECTIVE
---------                                                     ---------------------------
J.P. MORGAN ENHANCED INDEX                                    J.P. MORGAN INVESTMENT MANAGEMENT INC.
                                                              Seeks to earn a total return modestly in excess of the
                                                              total return performance of the S&P 500 Index
                                                              (including the reinvestment of dividends) while
                                                              maintaining a volatility of return similar to the
                                                              S&P 500 Index.

CAPITAL GUARDIAN VALUE                                        CAPITAL GUARDIAN TRUST COMPANY
                                                              Seeks to provide long-term growth of capital and
                                                              income through investments in a portfolio comprised
                                                              primarily of equity securities of U.S. issuers and
                                                              securities whose principal markets are in the U.S.
                                                              (including American Depositary Receipts) and
                                                              other U.S. registered foreign securities.

CAPITAL GUARDIAN U.S. EQUITY                                  CAPITAL GUARDIAN TRUST COMPANY
                                                              Seeks to provide long-term growth of capital.

VIP EQUITY-INCOME PORTFOLIO                                   FIDELITY MANAGEMENT & RESEARCH COMPANY
                                                              Seeks reasonable income by investing primarily in
                                                              income-producing equity securities.

VIP CONTRAFUND(R) PORTFOLIO                                   FIDELITY MANAGEMENT & RESEARCH COMPANY
                                                              Seeks long-term capital appreciation by investing primarily in a broad variety of common stocks, using both growth-oriented and contrarian disciplines.

VIP GROWTH OPPORTUNITIES PORTFOLIO                            FIDELITY MANAGEMENT & RESEARCH COMPANY
                                                              Seeks capital growth by investing in a wide range of common domestic and foreign stocks, and securities convertible into common stocks.

--------------
* Prior to November 1, 2002, this portfolio was sub-advised by Goldman Sachs Asset Management.
** Each asset allocation portfolio invests in a combination of underlying Series Fund portfolios.

         AEGON/Transamerica Fund Advisers, Inc. ("AEGON/Transamerica Advisers"), located at 570 Carillon Parkway, St. Petersburg, Florida 33716, a wholly-owned subsidiary of Western Reserve Life Assurance Co. of Ohio, an affiliated of Transamerica, serves as investment adviser to the Series Fund and manages the Series Fund in accordance with policies and guidelines established by the Series Fund's Board of Directors. For certain portfolios, AEGON/Transamerica Advisers has engaged investment sub-advisers to provide portfolio management services. AEGON/Transamerica Advisers and each investment sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the Series Fund prospectuses for more information regarding AEGON/Transamerica Advisers and the investment sub-advisers.

         Fidelity Management & Research Company ("FMR"), located at 82 Devonshire Street, Boston, Massachusetts 02109, serves as investment adviser to the VIP Funds and manages the VIP Funds in accordance with policies and guidelines established by the VIP Funds' Board of Trustees. For certain portfolios, FMR has engaged investment sub-advisers to provide portfolio management service with regard to foreign investments. FMR and each sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the VIP Funds prospectuses for more information regarding FMR and the investment sub-advisers.

         Morningstar Associates, LLC ("Morningstar"), located at 225 West Wacker Drive, Chicago, Illinois 60606, serves as a "consultant" to AEGON/Transamerica Advisers for investment model creation and maintenance to the Asset Allocation - Conservative Portfolio, Asset Allocation - Moderate Portfolio, Asset Allocation
- Moderate Growth Portfolio and Asset Allocation - Growth Portfolio of the Series Fund. Morningstar will be paid an annual fee for its services. See the Series Fund prospectuses for more information regarding Morningstar.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

         We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios or portfolio classes, close existing portfolios or portfolio classes, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the separate account securities from other portfolios. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

YOUR RIGHT TO VOTE PORTFOLIO SHARES

         Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as policyowners instruct, so long as such action is required by law.

         Before a vote of a portfolio's shareholders occurs, you will receive voting materials from us. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of cash value you have in that portfolio (as of a date set by the portfolio).

         If we do not receive voting instructions on time from some policyowners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to policyowners advising you of the action and the reasons we took such action.

CHARGES AND DEDUCTIONS

         This section describes the charges and deductions that we make under the Policy in consideration for: (1) the services and benefits we provide; (2) the costs and expenses we incur; (3) the risks we assume; and (4) our profit expectations.

SERVICES AND BENEFITS WE PROVIDE             -        the death benefit, cash and loan benefits;
UNDER THE POLICY:                            -        investment options, including premium allocations;
                                             -        administration of elective options; and
                                             -        the distribution of reports to owners.

COSTS AND EXPENSES WE INCUR:                 -        costs associated with processing and underwriting applications;
                                             -        expenses of issuing and administering the Policy (including any
                                                      Policy riders);
                                             -        overhead and other expenses for providing services and benefits and sales and  marketing expenses, including compensation paid in connection with the sale of the Policies; and
                                             -        other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transactions, and paying federal, state and local premium and other taxes and fees.

RISKS WE ASSUME:                             -        that the charges we may deduct may be insufficient to meet our actual claims because insureds die sooner than we estimate; and
                                             -        that the costs of providing the services and benefits under the
                                                      Policies may exceed the charges we are allowed to deduct.

         Some or all the charges we deduct are used to pay aggregate Policy costs and expenses we incur in providing the services and benefits under the Policy and assuming the risks associated with the Policy.

PREMIUM CHARGES

         We deduct no charges from premium payments before allocating the premiums to the separate account and the fixed account according to your instructions.

MONTHLY DEDUCTION

         We take a monthly deduction from the cash value on the Policy date and on each Monthiversary. We deduct this charge from each subaccount and the fixed account in accordance with the current premium allocation instructions. If the value of any account is insufficient to pay that account's portion of the monthly deduction, we will take the monthly deduction on a pro rata basis from all accounts (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the total cash value on the Monthiversary). Because portions of the monthly deduction (such as cost of insurance) can vary monthly, the monthly deduction will also vary.

THE MONTHLY DEDUCTION IS                     -        the monthly Policy charge; PLUS
EQUAL TO:                                    -        the monthly cost of insurance charge for the Policy; PLUS
                                             -        the monthly charge for any benefits provided by riders attached to the Policy; PLUS
                                             -        the pro rata decrease charge (if applicable) incurred as a result of a decrease in the specified amount.

                                             MONTHLY POLICY CHARGE:

                                             -        This charge equals $5.00 each Policy month.
                                             -        We will not increase this charge.
                                             -        We may waive this charge at issue on additional policies (not on the original Policy) purchased naming the same owner and
                                                      insured.
                                             -        This charge is used to cover aggregate Policy expenses.

                                             COST OF INSURANCE CHARGE:

                                             -        We deduct this charge each month. It varies each month and is determined as follows:

                                                      1.       divide the death benefit on the Monthiversary by
                                                               1.0024663 (this factor reduces the net amount at risk,
                                                               for purposes of computing the cost of insurance, by
                                                               taking into account assumed monthly earnings at an
                                                               annual rate of 3.0%);
                                                      2.       subtract the cash value on the Monthiversary;

                                                      3.       multiply the appropriate monthly cost of insurance rate
                                                               for the Policy.

                                             OPTIONAL INSURANCE RIDERS:

                                             -        The monthly deduction will include charges for any optional insurance benefits you add to your Policy by rider.

         To determine the monthly cost of insurance rates we refer to a schedule of current cost of insurance rates using the insured's attained age, gender, rate class, and the length of time that the Policy has been in force. For Policies with a specified amount of $250,000 or more, we generally charge a lower rate. The factors that affect the amount at risk include investment performance, payment of premiums and charges to the Policy. The actual monthly cost of insurance rates are primarily based on our expectations as to future mortality experience and expenses. Monthly cost of insurance rates may be changed by us from time to time. The rates will never be greater than the Table of Guaranteed Maximum Life Insurance Rates stated in your Policy. These guaranteed rates are based on the Commissioners 1980 Standard Ordinary Tobacco and Non-Tobacco Mortality Tables ("1980 C.S.O. Tables") and the insured's attained age, gender, and rate class. For standard rate classes, these guaranteed rates will never be greater than the rates in the 1980 C.S.O. Tables.

         We may issue certain Policies on a simplified or expedited basis. Cost of insurance rates charged for any Policies issued on a simplified or expedited basis would not cause healthy individuals to pay higher cost of insurance rates than they would pay under a substantially similar Policy that we offer using different underwriting criteria.

MORTALITY AND EXPENSE RISK CHARGE

         We deduct a daily charge from your Policy's cash value in each subaccount to compensate us for aggregate Policy expenses and mortality and expense costs we assume. This charge is equal to:

         -        your Policy's cash value in each subaccount multiplied by
         - the daily pro rata portion of the annual mortality and expense risk charge rate of 0.90%.

         The annual rate is equal to 0.90% of the average daily net assets of each subaccount. We guarantee to reduce this charge to 0.60% after the first 15 Policy years. We intend to reduce this charge to 0.30% in the 16th Policy year, but we do not guarantee that we will do so, and we reserve the right to maintain this charge at the 0.60% level after the 15th Policy year.

         The mortality risk is that the insured will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

         If this charge combined with other Policy charges, does not cover our total actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profits to cover distribution and other costs.

SURRENDER CHARGE

         If you surrender your Policy completely during the first 15 years, we deduct a surrender charge from your cash value and pay the remaining cash value (less any outstanding loan amount) to you. There is no surrender charge if you wait until the end of the 15th Policy anniversary to surrender your Policy. The payment you receive is called the net surrender value. The formula we use reduces the surrender charge at older ages in compliance with state laws.

         THE SURRENDER CHARGE MAY BE SIGNIFICANT. YOU SHOULD EVALUATE THIS CHARGE CAREFULLY BEFORE YOU CONSIDER A SURRENDER. Under some circumstances the level of surrender charges might result in no net surrender value available if you surrender your Policy in the early Policy years. This will depend on a number of factors, but is more likely if:

         - you pay premiums equal to or not much higher than the minimum no lapse premium shown in your Policy; and/or
         -        investment performance is too low.

THE SURRENDER CHARGE IS    -    the ISSUE CHARGE plus the SURRENDER CHARGE
EQUAL TO:                       BASE; MULTIPLIED BY
                           -    the SURRENDER CHARGE FACTOR.

         The ISSUE CHARGE is $5.00 MULTIPLIED BY each $1,000 of the initial specified amount stated in your Policy. This charge helps us recover the underwriting, processing and start-up expenses that we incur in connection with the Policy and the separate account.

         The SURRENDER CHARGE BASE equals:

         - the total premiums paid up to the surrender charge base premium shown in your Policy; PLUS
         - the total premiums paid in excess of the surrender charge base premium, MULTIPLIED BY the following percentage (which varies by the insured's issue age):

       ISSUE AGE RANGE              PERCENTAGE
             0-55                      8.00%
            56-60                      6.00%
            61-65                      4.00%
            66-70                      3.00%
            71-75                      2.00%
            76-80                      1.50%
            81-85                      1.00%

         To determine the SURRENDER CHARGE, we apply the SURRENDER CHARGE FACTOR to the sum of the ISSUE CHARGE plus the SURRENDER CHARGE BASE. The SURRENDER CHARGE FACTOR varies with the insured's issue age and the number of years the Policy has been in force. For male insureds ages 0-65, and for female insureds ages 0-70, the surrender charge factor is equal to 1.00 during Policy years 1-10. It then decreases by 0.20 each year until the 15th Policy year when it is zero. For insureds with older issue ages, the factor is less than 1.00 at the end of the 10th Policy year and decreases to zero at the end of the 15th Policy year.

                            SURRENDER CHARGE FACTORS
                              MALES ISSUE AGES 0-65
                             FEMALES ISSUE AGES 0-70

    END OF POLICY YEAR*                          FACTOR
     At Issue                                     1.00
    1-10                                          1.00
    11                                             .80
    12                                             .60
    13                                             .40
    14                                             .20
    15                                               0
    16+                                              0


     * The factor on any date other than a Policy anniversary will be determined proportionately using the factor at the end of the Policy year prior to surrender and the factor at the end of the Policy year of surrender.

         Applying the surrender charge factor to the total of the issue charge and the surrender charge base for any surrender during the 11th through the 15th Policy years will often result in a reduced surrender charge. If you surrender your Policy after the 15th Policy year, there are no issue or sales charges due. We always determine the surrender charge factor from the Policy date to the surrender date, regardless of whether there were any prior lapses and reinstatements.

- SURRENDER CHARGE EXAMPLE 1: Assume a male insured purchases the Policy at issue age 35 for $250,000 of specified amount, paying $3,000 per year for four years ($12,000), and then surrenders the Policy. The surrender charge base is $667.50 (250 units at $2.67). The surrender charge would then be calculated as follows:

        (a)       ISSUE CHARGE: [250 x $5.00] (units per thousand of specified amount x
                  $5.00)                                                                      =   $1,250.00
        (b)       SURRENDER CHARGE BASE PREMIUM:                                              =   $  667.50
        (c)       EXCESS OVER SURRENDER CHARGE BASE PREMIUM:
                  8.0% of premiums paid in excess of surrender charge base premium
                  ($12,000 - $667.50) x 8.0%                                                  =   $  906.60
        (d)       APPLICABLE SURRENDER CHARGE FACTOR:
                  (a + b + c) x 1.00
                  ($1,250,000 + $667.50 + $906.60) x 1.00                                     =   $2,824.10
                                                                                                  =========

- SURRENDER CHARGE EXAMPLE 2: Assume the same facts as in Example 1, including continued premium payments of $3,000 per year, EXCEPT the owner surrenders the Policy on the 14th Policy anniversary. The surrender charge would then be calculated as follows:


        (a)       ISSUE CHARGE: [250 x $5.00] (units per thousand of specified amount x
                  $5.00)                                                                      =   $ 1,250.00
        (b)       SURRENDER CHARGE BASE PREMIUM:                                              =   $   667.50
        (c)       EXCESS OVER SURRENDER CHARGE BASE PREMIUM:
                  8.0% of premiums paid in excess of surrender charge base premium
                  ($42,000 - $667.50) x 8.0%                                                  =   $ 3,306.60
        (d)       APPLICABLE SURRENDER CHARGE FACTOR:
                  (a + b + c) x .20
                  ($1,250,000 + $667.50 + $3,306.60) x .20                                    =   $ 1,044.82
                                                                                                  ==========

There will be no surrender charge if the owner waits until the 15th Policy anniversary to surrender the Policy.

PRO RATA DECREASE CHARGE

         If you decrease the specified amount during the first 15 Policy years we will deduct a pro rata decrease charge from your cash value. We will determine the pro rata decrease charge by:

         -        calculating the surrender charge that would apply if the
                  Policy was being surrendered; then MULTIPLY it by
         -        the ratio of the specified amount decrease you requested to the initial specified amount of your Policy.

THE PRO RATA DECREASE CHARGE IS EQUAL TO:    -        the specified amount decrease that you request; DIVIDED BY
                                             -        the full specified amount on the Policy date; MULTIPLIED BY
                                             -        the surrender charge as of the date of the decrease based on the specified amount on the Policy date.

         We will not deduct the pro rata decrease charge from the cash value when a specified amount decrease results from:

         -        a change in the death benefit option; or
         -        a cash withdrawal (when you select death benefit Option A).

         If a pro rata decrease charge is deducted because of a decrease in specified amount, any future decrease charges incurred during the surrender charge period will be based on the reduced specified amount.

         We will determine the pro rata decrease charge using the above formula, regardless of whether your Policy has lapsed and been reinstated, or you have previously decreased your specified amount. We will not allow a decrease in specified amount if the pro rata decrease charge will cause the Policy to go into a grace period. A decrease in specified amount will generally decrease the insurance protection of the Policy.

TRANSFER CHARGE

         - We currently allow you to make 12 transfers each year free from charge.
         -        We charge $10 for each additional transfer.
         - For purposes of assessing the transfer charge, all transfers made in one day, regardless of the number of subaccounts affected by the transfer, is considered a single transfer.
         - We deduct the transfer charge from the amount being transferred.
         - Transfers due to loans, exercise of conversion rights, or from the fixed account do not count as transfers for the purpose of assessing this charge.
         - Transfers under dollar cost averaging and asset rebalancing are transfers for purposes of this charge.
         -        We will not increase this charge.

CHANGE IN NET PREMIUM ALLOCATION CHARGE

         We currently do not charge you if you change your net premium allocation. However, in the future we may decide to charge you $25 if you make more than one change every three months in your allocation schedule. We will notify you if we decide to impose this charge.

CASH WITHDRAWAL CHARGE

         - After the first Policy year, you may take one cash withdrawal per Policy year.
         - When you make a cash withdrawal, we charge a processing fee of $25 or 2% of the amount you withdraw, whichever is less.
         - We deduct this amount from the withdrawal, and we pay you the balance.
         -        We will not increase this charge.

TAXES

         We currently do not make any deductions for taxes from the separate account. We may do so in the future if such taxes are imposed by federal or state agencies.

LOAN INTEREST CHARGE

         We currently charge you an annual interest rate on a Policy loan of approximately 5.5% (5.5% maximum guaranteed) that is payable in arrears on each Policy anniversary. We will also credit the amount in the loan reserve with interest at an effective annual rate of 4.75% (4.0% maximum guaranteed). After offsetting the 4.75% interest we credit, the net cost of loans currently is 0.75% annually (1.5% maximum guaranteed). After the 10th Policy year, you may receive preferred loan rates on an amount equal to the cash value MINUS any outstanding loan premiums paid (less any cash withdrawals) and MINUS any outstanding loan amount. This preferred loan rate currently is 5.5% and is not guaranteed.

PORTFOLIO EXPENSES

         The portfolios deduct management fees and expenses from the amounts you have invested in the portfolios. These fees and expenses reduce the value of your portfolio shares. Some portfolios also deduct 12b-1 fees from portfolio assets. These fees and expenses currently range from __% to __%. See the fund prospectuses.

         Our affiliate, AFSG Securities Corporation ("AFSG"), the principal underwriter for the Policies, will receive the 12b-1 fees deducted from portfolio assets for providing shareholder support services to the portfolios. We and our affiliates, including the principal underwriter for the Policies, may receive compensation from the investment advisers, administrators, and/or distributors (and an affiliate thereof) of the portfolios in connection with administrative or other services and cost savings experienced by the investment advisers, administrators or distributors. It is anticipated that such compensation will be based on assets of the particular portfolios attributable to the Policy and may be significant. Some advisers, administrators, distributors or portfolios may pay us (and our affiliates) more than others.

THE POLICY

OWNERSHIP RIGHTS

         The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate. The principal rights an owner may exercise are:

         -        to designate or change beneficiaries;
         -        to receive amounts payable before the death of the insured;
         - to assign the Policy (if you assign the Policy, your rights and the rights of anyone who is to receive payment under the Policy are subject to the terms of that assignment);
         -        to change the owner of this Policy; and
         -        to change the specified amount of this Policy.

No designation or change in designation of an owner will take effect unless we receive written request thereof. When received, the request will take effect as of the date we receive it, subject to payment or other action taken by us before it was received.

MODIFYING THE POLICY

         Any modifications or waiver of any rights or requirements under the Policy must be in writing and signed by our president or secretary. NO AGENT MAY BIND US BY MAKING ANY PROMISE NOT CONTAINED IN THIS POLICY.

Upon notice to you, we may modify the Policy:

         - to make the Policy or the separate account comply with any law or regulation issued by a governmental agency to which we are subject; or
         - to assure continued qualification of the Policy under the Internal Revenue Code or other federal or state laws relating to variable life policies; or
         -        to reflect a change in the operation of the separate account;
                  or
         - to provide additional subaccounts and/or fixed account options.

PURCHASING A POLICY

         To purchase a Policy, you must submit a completed application and an initial premium to us through any licensed life insurance agent who is also a registered representative of a broker-dealer having a selling agreement with AFSG, the principal underwriter for the Policy, and us.

         You select the specified amount of insurance coverage for your Policy within the following limits. Our current minimum specified amount for a Policy for all issue ages is generally $100,000. If your specified amount is $250,000 or more, than you may not decrease your specified amount below $250,000.

         We will generally only issue a Policy to you if you provide sufficient evidence that the insured meets our insurability standards. Your application is subject to our underwriting rules, and we may reject any application for any reason permitted by law. We will not issue a Policy to you if the insured is over age 85. The insured must be insurable and acceptable to us under our underwriting rules on the later of:

         -        the date of your application; or
         - the date the insured completes all of the medical tests and examinations that we require.

TAX-FREE "SECTION 1035" EXCHANGES

         You can generally exchange one life insurance policy for another covering the same insured in a "tax-free exchange" under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both life insurance policies carefully. Remember that if you exchange another life insurance policy for the one described in this prospectus, you might have to pay a surrender charge on your old policy, other charges may be higher (or lower) and the benefits may be different. If the exchange does not qualify for Section 1035 treatment, you may also have to pay federal income tax on the exchange. You should not exchange another life insurance policy for this one unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person selling you the Policy (that person will generally earn a commission if you buy this Policy through an exchange or otherwise).

WHEN INSURANCE COVERAGE TAKES EFFECT

         Insurance coverage under the Policy will take effect only if the insured(s) is alive and in the same condition of health as described in the application when the Policy is delivered to the owner, and if the initial premium required under the Policy as issued is paid.

         Conditional Insurance Coverage. If you pay the full initial premium listed in the conditional receipt attached to the application, and we deliver the conditional receipt to you, the insured will have conditional insurance coverage under the terms of the conditional receipt. Because we do not accept initial premiums in advance for Policies with a specified amount in excess of $1,000,000, we do not offer conditional insurance coverage for Policies issued with a specified amount in excess of $1,000,000. Conditional insurance coverage is void if the check or draft you gave us to pay the initial premium is not honored when we first present it for payment.

THE AMOUNT OF CONDITIONAL INSURANCE                   -        the specified amount applied for; or
COVERAGE IS THE LESSER OF:                            -        $300,000
                                                      reduced by all amounts payable under all life insurance applications that the insured has pending with us.


CONDITIONAL LIFE INSURANCE COVERAGE BEGINS            -        the date of your application and the full initial premium is paid; or
ON THE LATER OF:                                      -        the date the insured completes all of the medical tests and examinations that we require; or
                                                      -        the date of issue, if any, requested in the application.

CONDITIONAL LIFE INSURANCE COVERAGE TERMINATES
AUTOMATICALLY ON THE EARLIEST OF:                     -        the date we determine the insured has satisfied our underwriting requirements and the insurance applied for takes effect (the Policy date); or
                                                      -        60 days from the date the application was completed; or
                                                      -        the date we determine that any person proposed for insurance in the application is not insurable according to our rules, limits and standards for the plan, amount and rate class shown in the application; or

                                                      -        the date we modify the plan, amount, riders and/or the premium rate class shown in the application, or any supplemental
                                                               agreements; or
                                                      -        the date we mail notice of the ending of coverage and we refund the first premium to the applicant at the address shown on the application.

SPECIAL LIMITATIONS OF THE CONDITIONAL RECEIPT:       -        the conditional receipt will be void:
                                                                 -      if not signed by an authorized agent of Transamerica;
                                                                        or
                                                                 -      in the event the application contains any fraud or
                                                                        material misrepresentation; or
                                                                 -      if, on the date of the conditional receipt, the proposed
                                                                        insured is under 15 days of age or over 85 years of age.
                                                      -        the conditional receipt does not provide benefits for disability and accidental death benefits.
                                                      -        the conditional receipt does not provide benefits if any proposed insured commits suicide. In this case, Transamerica's liability will be limited to return of the first premium paid with the application.

         Full Insurance Coverage and Allocation of Initial Premium. Once we determine that the insured meets our underwriting requirements and you have paid the initial premium, full insurance coverage will begin and we will begin to take the monthly deductions from your net premium. This date is the Policy date. On the Policy date, we will allocate your initial net premium, minus monthly deductions, to the fixed account and the subaccounts you selected on your application, provided you live in a state that does not require a refund of full premium during the free-look period. If your state requires us to return the full premium in the event you exercise your free-look right, we will place your net premium in the reallocation account until the reallocation date. While held in the reallocation account, premium(s) will be credited with interest at the current fixed account rate.

         On any day we credit net premiums or transfer cash value to a subaccount, we will convert the dollar amount of the net premium (or transfer) into subaccount units at the unit value for that subaccount, determined at the end of the day on which we receive the premium or transaction request at our administrative office. We will credit amounts to the subaccounts only on a valuation date, that is, on a date the New York Stock Exchange ("NYSE") is open for trading.

POLICY FEATURES

PREMIUMS

ALLOCATING PREMIUMS

         You must instruct us on how to allocate your net premium among the subaccounts and the fixed account. The fixed account may not be available in all states to direct or transfer money into. You must follow these guidelines:

         -        allocation percentages must be in whole numbers;
         - if you select dollar cost averaging, you must have at least $5,000 in each subaccount from which we will make transfers and you must transfer at least a total of $100 monthly;
         - if you select asset rebalancing, the cash value of your Policy, if an existing Policy, or your minimum initial premium, if a new Policy, must be at least $5,000; and
         - unless otherwise required by state law, we may restrict your allocations to the fixed account if the fixed account value following the allocation would exceed $100,000.

         Currently, you may change the allocation instructions for additional premium payments without charge at any time by writing us or calling us at 1-800-322-7164 Monday - Friday 8:30 a.m. - 7:00 p.m. Eastern time. The change will be effective at the end of the valuation date on which we receive the change. Upon instructions from you, the registered representative/agent of record for your Policy may also change your allocation instructions for you. The minimum amount you can allocate to a particular subaccount is 1.0% of a net premium payment. We reserve the right to limit the number of premium allocation changes or to charge $25 for each change in excess of one per Policy year quarter.

         Whenever you direct money into a subaccount, we will credit your Policy with the number of units for that subaccount that can be bought for the dollar payment. We price each subaccount unit on each valuation date using the unit value determined at the closing of the regular business session of the NYSE (usually at 4:00 p.m. Eastern time). We will credit amounts to the subaccounts only on a valuation date, that is, on a date the NYSE is open for trading. Your cash value will vary with the investment experience of the subaccounts in which you invest. YOU BEAR THE INVESTMENT RISK FOR AMOUNTS YOU ALLOCATE TO THE SUBACCOUNTS.

         You should periodically review how your cash value is allocated among the subaccounts and the fixed account because market conditions and your overall financial objectives may change.

         Reallocation Account. If your state requires us to return your initial premium in the event you exercise your free-look right, we will allocate the initial net premium on the Policy date to the reallocation account as shown on your Policy schedule page. While held in the reallocation account, net premium(s) will be credited with interest at the current fixed account rate and reduced by any monthly deductions due. The net premiums will remain in the reallocation account until the reallocation date. The reallocation date is the Policy date, plus the number of days in your state's free-look period, plus five days. Please contact your agent for details concerning the free-look period for your state.

         On the first valuation date on or after the reallocation date, we will reallocate all cash value from the reallocation account to the fixed account and the subaccounts you selected on the application. If you requested dollar cost averaging, on the reallocation date we will reallocate the cash value either to the fixed account, the TOLIC Transamerica Money Market subaccount or the TOLIC AEGON Bond subaccount (depending on which account you selected on your application).

         For states that do not require a full refund of the initial premium, the reallocation date is the same as the Policy date. On the Policy date, we will allocate your initial net premium, minus monthly deductions, to the fixed account and the subaccounts in accordance with the instructions you gave us on your application.

PREMIUM FLEXIBILITY

         You generally have flexibility to determine the frequency and the amount of the premiums you pay. Unlike conventional insurance policies, you do not have to pay your premiums according to a rigid and inflexible premium schedule. Before we issue the Policy to you, we may require you to pay a premium at least equal to a minimum no lapse premium set forth in your Policy. Thereafter (subject to the limitations described below), you may make unscheduled premium payments at any time and in any amount over $50. Under some circumstances, you may be required to pay extra premiums to prevent a lapse. Your minimum no lapse premium may change if you request a change in your Policy. If this happens, we will notify you of the new minimum no lapse premium.

PLANNED PERIODIC PAYMENTS

         You will determine a planned periodic payment schedule, which allows you to pay level premiums at fixed intervals over a specified period of time. You are not required to pay premiums according to this schedule. You may change the amount, frequency, and the time period over which you make your planned periodic payments. Please be sure to notify us or your agent/registered representative of any address changes so that we may be able to keep your current address on record.

         Even if you make your planned periodic payments on schedule, your Policy may still lapse. The duration of your Policy depends on the Policy's net surrender value. If the net surrender value is not high enough to pay the monthly deduction when due

(and your no lapse period has expired) then your Policy will lapse (unless you make the payment we specify during the 61-day grace period).

MINIMUM NO LAPSE PREMIUM

         The full initial premium is the only premium you are required to pay under the Policy. However, you greatly increase your risk of lapse if you do not regularly pay premiums at least as large as the current minimum no lapse premium.

         Until the no lapse date (that is, until the end of the third Policy year), shown on your Policy schedule page, we guarantee that your Policy will not lapse, so long as on any Monthiversary you have paid total premiums (MINUS any cash withdrawals, MINUS any outstanding loan amount, and MINUS any pro rata decrease charge) that equal or exceed the sum of the minimum no lapse premiums times the number of months from the Policy date up to and including the current month. If you take a cash withdrawal, a loan, or if you decrease your specified amount or if you add, increase or decrease a rider, you may need to pay additional premiums in order to keep the no lapse guarantee in place.

         The initial minimum no lapse premium is shown on your Policy's schedule page, and depends on a number of factors, including the age, gender, and rate class of the insured, and the specified amount requested. We will adjust the minimum no lapse premium if you change death benefit options, decrease the specified amount, or if any of the riders are added, increased or decreased. We will notify you of the new minimum no lapse premium.

         AFTER THE THIRD POLICY YEAR (THAT IS, AFTER THE NO LAPSE PERIOD), PAYING THE CURRENT MINIMUM NO LAPSE PREMIUM EACH MONTH WILL NOT NECESSARILY KEEP YOUR POLICY IN FORCE. YOU MAY NEED TO PAY ADDITIONAL PREMIUMS TO KEEP THE POLICY IN FORCE.

NO LAPSE PERIOD

         Until the no lapse date shown on your Policy schedule page, your Policy will remain in force and no grace period will begin, even if your net surrender value is too low to pay the monthly deduction, so long as:

         - the total amount of the premiums you paid (MINUS any cash withdrawals, MINUS any outstanding loan amount, and MINUS any pro rata decrease charge) equals or exceeds:
                  - the sum of the monthly minimum no lapse premium in effect for each month from the Policy date up to and including the current month.

PREMIUM LIMITATIONS

         Premium payments must be at least $50 ($1,000 if by wire). We may return premiums less than $50. We will not allow you to make any premium payments that would cause the total amount of the premiums you pay to exceed the current maximum premium limitations, which qualify the Policy as life insurance according to federal tax laws. This maximum is set forth in your Policy. If you make a payment that would cause your total premiums to be greater than the maximum premium limitations, we will return the excess portion of the premium payment. We will not permit you to make additional premium payments until they are allowed by the maximum premium limitations. In addition, we reserve the right to refund a premium if the premium would increase the death benefit by more than the amount of the premium.

MAKING PREMIUM PAYMENTS

         We will consider any payments you make to be premium payments, unless you clearly mark them as loan repayments. We will deduct certain charges from your premium payments. We will accept premium payments by wire transfer.

         If you wish to make payments by wire transfer, you should instruct your bank to wire federal funds as follows:

                  All First Bank of Baltimore
                  ABA #052000113
                  For credit to: Transamerica Occidental Life Insurance Company Account #: 89573171
                  Policyowner's Name:
                  Policy Number:
                  Attention: Life Accounting

         Tax-Free Exchanges ("1035 Exchanges"). We will accept part or all of your initial premium from one or more contracts insuring the same insured that qualify for tax-free exchanges under Section 1035 of the Internal Revenue Code. If you contemplate such an exchange, you should consult a competent tax advisor to learn the potential tax effects of such a transaction.

         Subject to our underwriting requirements, we will permit you to make one additional cash payment within three business days of receipt at our administrative office of the proceeds from the 1035 Exchange before we finalize your Policy's specified amount.

TRANSFERS

GENERAL

         You or your agent/registered representative of record may make transfers among the subaccounts or from the subaccounts to the fixed account. We determine the amount you have available for transfers at the end of the valuation period when we receive your transfer request at our administrative office. We may, at any time, discontinue transfer privileges, modify our procedures, or limit the number of transfers we permit. The following features apply to transfers under the Policy:

         - You may make one transfer from the fixed account in a Policy year (unless you choose dollar cost averaging from the fixed account).
         - Unless otherwise required by state law, we may restrict transfers to the fixed account, if the fixed account value following the transfer would exceed $100,000.
         - You may request transfers in writing (in a form we accept), by fax, by telephone to our administrative office or electronically through our website.
         -        There is no minimum amount that must be transferred.
         - There is no minimum amount that must remain in a subaccount after a transfer.
         -        We deduct a $10 charge from the amount transferred for each transfer in excess of 12 transfers in a Policy year.
         -        We consider all transfers made in any one day to be a single transfer.
         - Transfers resulting from loans, conversion rights, reallocation of cash value immediately after the reallocation date, and transfers from the fixed account are not treated as transfers for the purpose of the transfer charge.
         - Transfers under dollar cost averaging and asset rebalancing are treated as transfers for purposes of the transfer charge.

         Some investors try to profit from various strategies known as market timing; for example, switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall, or switching from one portfolio to another and then back out again after a short period of time. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all portfolios have adopted special policies to discourage short-term trading. Specifically, each portfolio reserves the right to reject any transfer request that it regards as disruptive to efficient portfolio management. A transfer request could be rejected because of the timing of the investment or because of a history of excessive transfers by the owner.

         The Policy you are purchasing was not designed for professional market timing organizations or other persons that use programmed, large, or frequent transfers. The use of such transfers may be disruptive to the underlying portfolio and increase transaction costs. We reserve the right to reject any premium payment or transfer request from any person if, in our judgment, the payment or transfer or series of transfers would have a negative impact on a portfolio's operations or if a portfolio would reject our purchase order. We may impose other restrictions on transfers or even prohibit them for any owner who, in our view, has abused, or appears likely to abuse, the transfer privilege.

         The portfolios do not permit market timing. Do not invest with us if you are a market timer. When we identify you as a market timer, we will immediately notify your agent who will then notify you that any additional requests for transfers will be subject to certain restrictions, including the loss of electronic and telephone transfer privileges.

         Your Policy, as applied for and issued, will automatically receive telephone transfer privileges unless you provide other instructions. The telephone transfer privileges allow you to give authority to the registered representative or agent of record for your Policy to make telephone transfers and to change the allocation of future payments among the subaccounts and the fixed account on your behalf according to your instructions. To make a telephone transfer, you may call us at 1-800-322-7164 Monday - Friday 8:30 a.m. - 7:00 p.m. Eastern time, or fax your instructions to 727-299-1648.

         Please note the following regarding telephone or fax transfers:

         - We will employ reasonable procedures to confirm that telephone instructions are genuine.
         - If we follow these procedures, we are not liable for any loss, damage, cost or expense from complying with telephone instructions we reasonably believe to be authentic. You bear the risk of any such loss.
         - If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.
         - Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to owners, and/or tape recording telephone instructions received from owners.
         -        We may also require written confirmation of your order.
         - If you do not want the ability to make telephone transfers, you should notify us in writing at our administrative office.
         - Telephone or fax orders must be received at our administrative office before 4:00 p.m. Eastern time to assure same-day pricing of the transaction.
         - WE WILL NOT BE RESPONSIBLE FOR SAME-DAY PROCESSING OF TRANSFERS IF FAXED TO A NUMBER OTHER THAN 727-299-1648.
         - We will not be responsible for any transmittal problems when you fax us your order unless you report it to us within five business days and send us proof of your fax transmittal. We may discontinue this option at any time.

         We cannot guarantee that telephone and faxed transactions will always be available. For example, our offices may be closed during severe weather emergencies or there may be interruptions in telephone or fax service beyond our control. If the volume of calls is unusually high, we might not have someone immediately available to receive your order. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances.

         Online transactions may not always be possible. Telephone and computer systems, whether yours, your Internet service provider's, your agent's or Transamerica's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may prevent or delay our receipt of your request. If you are experiencing problems, you should make your request or inquiry in writing. You should protect your personal identification number (PIN) because self-service options will be available to your agent of record and to anyone who provides your PIN. We will not be able to verify that the person using your PIN and providing instructions online is you or one authorized by you.

         We will process any transfer order we receive at our administrative office before the NYSE closes (usually 4:00 p.m. Eastern time) using the subaccount unit value determined at the end of that session of the NYSE. If we receive the transfer order after the NYSE closes, we will process the order using the subaccount unit value determined at the close of the next regular business session of the NYSE.

FIXED ACCOUNT TRANSFERS

         You may make one transfer per Policy year from the fixed account unless you select dollar cost averaging from the fixed account. We reserve the right to require that you make the transfer request in writing. We must receive the transfer request no later than 30 days after a Policy anniversary. We will make the transfer at the end of the valuation date on which we receive the written request. The maximum amount you may transfer is limited to the greater of:

         - 25% of the amount in the fixed account (currently we allow up to 50% of your value, but the 50% limit is not guaranteed); or
         - the amount you transferred from the fixed account in the immediately prior Policy year.

         New Jersey resident: The fixed account is NOT available to you. You may not direct or transfer any money to the fixed account.

CONVERSION RIGHTS

         If, within 24 months of your Policy date, you transfer all of your subaccount values to the fixed account, then we will not charge you a transfer fee, even if applicable. You must make your request in writing to our administrative office.

DOLLAR COST AVERAGING

         Dollar cost averaging is an investment strategy designed to reduce the average purchase price per unit. The strategy spreads the allocation of your premium into the subaccounts over a period of time. This potentially allows you to reduce the risk of investing most of your premium into the subaccounts at a time when prices are high. The success of this strategy is not assured and depends on market trends. You should consider carefully your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. We make no guarantee that dollar cost averaging will result in a profit or protect you against loss.

         Under dollar cost averaging, we automatically transfer a set dollar amount from the TOLIC Transamerica Money Market subaccount, the TOLIC AEGON Bond subaccount or the fixed account to a subaccount that you choose. We will make the transfers monthly as of the end of the valuation date after the first Monthiversary after the reallocation date. We will make the first transfer in the month after we receive your request at our administrative office, provided that we receive the form by the 25th day of the month.

TO START DOLLAR COST AVERAGING:

                                    -        you must submit a completed form to
                                             us at our administrative office
                                             requesting dollar cost averaging;
                                    -        you must have at least $5,000 in
                                             each account from which we will
                                             make transfers;
                                    -        your total transfers each month
                                             under dollar cost averaging must be
                                             at least $100; and
                                    -        each month, you may not transfer
                                             more than one-tenth of the amount
                                             that was in your fixed account at
                                             the beginning of dollar cost
                                             averaging.

         You may request dollar cost averaging at any time. There is no charge for dollar cost averaging. However, each transfer under dollar cost averaging counts towards your 12 free transfers each year.

DOLLAR COST AVERAGING WILL TERMINATE IF:     -        we receive your request to cancel your participation;
                                             -        the value in the accounts from which we make the transfers is depleted;
                                             -        you elect to participate in the asset rebalancing program; OR
                                             -        you elect to participate in any asset allocation services provided by a third party.

         We may modify, suspend, or discontinue dollar cost averaging at any time.

ASSET REBALANCING PROGRAM

         We also offer an asset rebalancing program under which you may transfer amounts periodically to maintain a particular percentage allocation among the subaccounts you have selected. Cash value allocated to each subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the cash value in the subaccounts at the end of each period to match your Policy's currently effective premium allocation schedule. Cash value in the fixed account and the dollar cost averaging program is not available for this program. This program does not guarantee gains. A subaccount may still have losses.

         You may elect asset rebalancing to occur on each quarterly, semi-annual or annual anniversary of the Policy date. Once we receive the asset rebalancing request form at our administrative office, we will effect the initial rebalancing of cash value on the next such anniversary, in accordance with the Policy's current premium allocation schedule. You may modify your allocations quarterly. We will credit the amounts transferred at the unit value next determined on the dates the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the NYSE is closed, rebalancing will occur on the next day that the NYSE is open.

TO START ASSET REBALANCING:                  -        you must submit a completed asset rebalancing request form to us at our administrative office before the maturity date; and
                                             -        you must have a minimum cash value of $5,000 or make a
                                                      $5,000 initial premium payment.

         There is no charge for the asset rebalancing program. However, each reallocation we make under the program counts towards your 12 free transfers each year.

ASSET REBALANCING WILL CEASE IF:             -        you elect to participate in the dollar cost averaging program;
                                             -        we receive your request to discontinue participation at our administrative office;
                                             -        you make any transfer to or from any subaccount other than under a scheduled rebalancing; or
                                             -        you elect to participate in any asset allocation services provided by a third party.

         You may start and stop participation in the asset rebalancing program at any time; but we restrict your right to re-enter the program to once each Policy year. If you wish to resume the asset rebalancing program, you must complete a new request form. We may modify, suspend, or discontinue the asset rebalancing program at any time.

THIRD PARTY ASSET ALLOCATION SERVICES

         We may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ. These independent third parties may or may not be appointed Transamerica agents for the sale of

Policies. Transamerica does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Transamerica for the sale of Policies. Transamerica therefore takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties. Transamerica does not currently charge you any additional fees for providing these support services. Transamerica reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

POLICY VALUES

CASH VALUE

         - Varies from day to day, depending on the investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Policy transactions (such as additional premium payments, transfers, withdrawals and Policy loans).
         - Serves as the starting point for calculating values under a Policy.
         - Equals the sum of all values in each subaccount and the fixed account.
         -        Is determined on the Policy date and on each valuation date.
         - Has no guaranteed minimum amount and may be more or less than premiums paid.
         - Includes any amounts held in the fixed account to secure any outstanding Policy loan.

NET SURRENDER VALUE

         The net surrender value is the amount we pay when you surrender your Policy. We determine the net surrender value at the end of the valuation period when we receive your written surrender request at our administrative office.

NET SURRENDER VALUE ON ANY VALUATION         -        the cash value as of such date; MINUS
DATE EQUALS:                                 -        any surrender charge as of such date; MINUS
                                             -        any outstanding Policy loan amount(s); MINUS
                                             -        any interest you owe on any Policy loan(s).

SUBACCOUNT VALUE

         Each subaccount's value is the cash value in that subaccount. At the end of any valuation period, the subaccount's value is equal to the number of units that the Policy has in the subaccount, multiplied by the unit value of that subaccount.

THE NUMBER OF UNITS IN ANY SUBACCOUNT        -        the initial units purchased at unit value on the reallocation date;
ON ANY VALUATION DATE EQUALS:                         PLUS
                                             -        units purchased with additional net premium(s); PLUS
                                             -        units purchased via transfers from another subaccount or the fixed account; MINUS
                                             -        units redeemed to pay for monthly deductions; MINUS
                                             -        units redeemed to pay for cash withdrawals; MINUS
                                             -        units redeemed as part of a transfer to another subaccount or the fixed account; MINUS
                                             -        units redeemed to pay pro rata decrease charge and transfer charges.

         Every time you allocate, transfer or withdraw money to or from a subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the allocation, transfer or cash withdrawal by the unit value for that subaccount next determined at the end of the valuation period on which the premium allocation, transfer request or cash withdrawal request is received at our administrative office.

SUBACCOUNT UNIT VALUE

         The value (or price) of each subaccount unit will reflect the investment performance of the portfolio in which the subaccount invests. Unit values will vary among subaccounts. The unit value of each subaccount was originally established at $10 per unit. The unit value may increase or decrease from one valuation period to the next.

THE UNIT VALUE OF ANY               -        the total value of the portfolio
SUBACCOUNT AT THE END OF A                   shares held in the subaccount,
VALUATION PERIOD IS                          determined by multiplying the
CALCULATED AS:                               number of portfolio shares owned by
                                             the subaccount by the portfolio's
                                             net asset value per share
                                             determined at the end of the
                                             valuation period; MINUS

                                    -        deduction for the daily mortality
                                             and expense risk charge; MINUS

                                    -        the accrued amount of reserve for
                                             any taxes or other economic burden
                                             resulting from applying tax laws
                                             that we determine to be properly
                                             attributable to the subaccount; AND
                                             THE RESULT DIVIDED BY

                                    -        the number of outstanding units in
                                             the subaccount.

         The portfolio in which any subaccount invests will determine its net asset value per share once daily, as of the close of the regular business session of the NYSE (usually 4:00 p.m. Eastern time) except on customary national holidays on which the NYSE is closed, which coincides with the end of each valuation period.

FIXED ACCOUNT VALUE

         On the reallocation date, the fixed account value is equal to the cash value allocated to the fixed.

THE FIXED ACCOUNT VALUE AT THE      -        the sum of net premium(s) allocated
END OF ANY VALUATION PERIOD IS                to the fixed account;
EQUAL TO:                                    PLUS

                                    -        any amounts transferred from a
                                             subaccount to the fixed account;
                                             PLUS

                                    -        total interest credited to the
                                             fixed account; MINUS

                                    -        amounts charged to pay for monthly
                                             deductions; MINUS

                                    -        amounts withdrawn or surrendered
                                             from the fixed account to pay for
                                             cash withdrawals; MINUS

                                    -        amounts transferred from the fixed
                                             account to a subaccount; MINUS

                                    -        amounts withdrawn from the fixed
                                             account to pay any pro rata
                                             decrease charge incurred due to a
                                             decrease in specified amount.

         New Jersey residents: The fixed account value at the end of any valuation period is equal to:

                  - any amounts transferred from a subaccount to the fixed account to establish a loan reserve; plus

                  -        total interest credited to the fixed account.

DEATH BENEFIT

DEATH BENEFIT PROCEEDS

         As long as the Policy is in force, we will pay the death benefit proceeds on an individual Policy once we receive satisfactory proof of the insured's death. We may require return of the Policy. We will pay the death benefit proceeds to the primary beneficiary(ies), if living, or to a contingent beneficiary. If each beneficiary dies before the insured and there is no contingent beneficiary, we will pay the death benefit proceeds to the owner or the owner's estate. We will pay the death benefit proceeds in a lump sum or under a payment option.

DEATH BENEFIT PROCEEDS EQUAL:       -        the death benefit (described
                                             below); MINUS

                                    -        any monthly deductions due during
                                             the grace period (if applicable);
                                             PLUS

                                    -        any additional insurance in force
                                             provided by rider; MINUS

                                    -        any single-sum benefits paid under
                                             the living benefit rider; MINUS

                                    -        any outstanding loan amount; MINUS

                                    -        any interest you owe on Policy
                                             loan(s).

         If all or a part of the death benefit proceeds are paid in one sum, we will pay interest on this sum as required by applicable state law from the date we receive due proof of the insured's death to the date we make payment.

         We may further adjust the amount of the death benefit proceeds if we contest the Policy or if you misstate the insured's age or gender.

DEATH BENEFIT

         The Policy provides a death benefit. The death benefit is determined at the end of the valuation period in which the insured dies. You must select one of the two death benefit options we offer in your application. No matter which death benefit option you choose, we guarantee that, so long as the Policy does not lapse, the death benefit will never be less than the specified amount on the date of the insured's death.

DEATH BENEFIT OPTION A              -        the current specified amount; or
EQUALS THE GREATER OF:
                                    -        a specified percentage called the
                                             "limitation percentage," MULTIPLIED
                                             BY

                                    -        the cash value on the insured's
                                             date of death.

         Under Option A, your death benefit remains level unless the limitation percentage multiplied by the cash value is greater than the specified amount; then the death benefit will vary as the cash value varies.

         The limitation percentage is the minimum percentage of cash value we must pay as the death benefit under federal tax requirements. It is based on the attained age of the insured at the beginning of each Policy year. The following table indicates the limitation percentages for different ages:

            ATTAINED AGE                             LIMITATION PERCENTAGE

            40 and under                                     250%
              41 to 45               250% of cash value minus 7% for each age over age 40
              46 to 50               215% of cash value minus 6% for each age over age 45
              51 to 55               185% of cash value minus 7% for each age over age 50
              56 to 60               150% of cash value minus 4% for each age over age 55
              61 to 65               130% of cash value minus 2% for each age over age 60
              66 to 70               120% of cash value minus 1% for each age over age 65
              71 to 75               115% of cash value minus 2% for each age over age 70
              76 to 90                                       105%
              91 to 95               105% of cash value minus 1% for each age over age 90
            96 and older                                     100%

         If the federal tax code requires us to determine the death benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the cash value will increase our risk, and we will increase the cost of insurance we deduct from the cash value.

         Option A Illustration. Assume that the insured's attained age is under 40, there have been no withdrawals or decreases in specified amount, and that there are no outstanding loans. Under Option A, a Policy with a $500,000 specified amount will generally pay $500,000 in death benefits. However, because the death benefit must be equal to or be greater than 250% of cash value, any time the cash value of the Policy exceeds $200,000, the death benefit will exceed the $500,000 specified amount. Each additional dollar added to the cash value above $200,000 will increase the death benefit by $2.50.

         Similarly, so long as the cash value exceeds $200,000, each dollar taken out of the cash value will reduce the death benefit by $2.50. If at any time the cash value multiplied by the limitation percentage is less than the specified amount, the death benefit will equal the specified amount of the Policy reduced by the dollar value of any cash withdrawals.

DEATH BENEFIT OPTION B        -     the current specified amount; PLUS
EQUALS THE GREATER OF:              ->   the cash value on the insured's date of
                                         death; OR
                              -     the limitation percentage, MULTIPLIED BY

                                    ->   the cash value on the insured's date of
                                         death.

         Under Option B, the death benefit always varies as the cash value varies.

         Option B Illustration. Assume that the insured's attained age is under 40 and that there are no outstanding loans. Under Option B, a Policy with a specified amount of $500,000 will generally pay a death benefit of $500,000 plus cash value. Thus, a Policy with a cash value of $100,000 will have a death benefit of $600,000 ($500,000 + $100,000). The death benefit, however, must be at least 250% of cash value. As a result, if the cash value of the Policy exceeds $333,333, the death benefit will be greater than the specified amount plus cash value. Each additional dollar of cash value above $333,333 will increase the death benefit by $2.50.

         Similarly, any time cash value exceeds $333,333, each dollar taken out of cash value will reduce the death benefit by $2.50. If at any time, cash value multiplied by the limitation percentage is less than the specified amount plus the cash value, then the death benefit will be the specified amount plus the cash value of the Policy.

EFFECT OF CASH WITHDRAWALS ON THE DEATH BENEFIT

         If you choose Option A, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal. We will not impose a pro rata decrease charge when the specified amount is decreased as a result of taking a cash withdrawal. Regardless of the death benefit option you choose, a cash withdrawal will reduce the death benefit by at least the amount of the withdrawal.

CHOOSING DEATH BENEFIT OPTIONS

         You must choose one death benefit option on your application. This is an important decision. The death benefit option you choose will have an impact on the dollar value of the death benefit, on your cash value, and on the amount of cost of insurance charges you pay.

         If you do not select a death benefit option on your application, we will assume you selected death benefit Option A and will ask you to confirm the selection of Option A in writing or choose one of the other death benefit options.

         You may find Option A more suitable for you if your goal is to increase your cash value through positive investment experience. You may find Option B more suitable if your goal is to increase your total death benefit.

CHANGING THE DEATH BENEFIT OPTION

         After the third Policy year, you may change your death benefit option once each Policy year if you have not decreased the specified amount that year. We will notify you of the new specified amount.

         - You must send your written request to our administrative office.

         - The effective date of the change will be the Monthiversary on or following the date when we receive your request for a change.

         - You may not make a change that would decrease the specified amount below the minimum specified amount shown on your Policy schedule page.

         - There may be adverse federal tax consequences. You should consult a tax advisor before changing your Policy's death benefit option.

         If you change your death benefit option from Option B to Option A, we will make the specified amount after the change equal to the specified amount prior to the change, plus your Policy's cash value on the effective date of the change. If you change your death benefit option from Option A to Option B, we will make the specified amount after the change equal to the specified amount prior to the change, minus the cash value on the effective date of the change. We will notify you of the new specified amount.

DECREASING THE SPECIFIED AMOUNT

         After the Policy has been in force for three years, you may decrease the specified amount once each Policy year if you have not changed the death benefit option that year. A decrease in the specified amount will affect your cost of insurance charge and your minimum no lapse premium, and may have adverse federal tax consequences. You should consult a tax advisor before decreasing your Policy's specified amount.

CONDITIONS FOR DECREASING           -        you must send your written request
THE SPECIFIED AMOUNT:                        to our administrative office;

                                    -        you may not change your death
                                             benefit option or in the same
                                             Policy year that you decrease your
                                             specified amount;

                                    -        you may not decrease your specified
                                             amount lower than the minimum
                                             specified amount shown on your
                                             Policy schedule page (generally
                                             $100,000). However, if your initial
                                             specified amount is $250,000 or
                                             more, you may not reduce the
                                             specified amount below $250,000;

                                    -        you may not decrease your specified
                                             amount if it would disqualify your
                                             Policy as life insurance under the
                                             Internal Revenue Code;

                                    -        we may limit the amount of the
                                             decrease to no more than 20% of the
                                             specified amount;

                                    -        a decrease in specified amount will
                                             take effect on the Monthiversary on
                                             or after we receive your written
                                             request; and

                                    -        we will assess a pro rata decrease
                                             charge against the cash value if
                                             you request a decrease in your
                                             specified amount within the first
                                             15 Policy years.

NO INCREASES IN THE SPECIFIED AMOUNT

         We do not allow increases in the specified amount. If you want additional insurance, you may purchase a term rider (PIR or PIR Plus) or purchase an additional policy(ies) naming the same owner. We may waive the Policy charge at issue on these additional policies.

PAYMENT OPTIONS

         There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum.

SURRENDERS AND CASH WITHDRAWALS

SURRENDERS

         You must make a written request containing an original signature to surrender your Policy for its net surrender value as calculated at the end of the valuation date on which we receive your request at our administrative office. The insured must be alive, the Policy must be in force, and it must be before the maturity date when you make your written request. A surrender is effective as of the date when we receive your written request. The signature of the owner's spouse is required if the owner is a resident of California, Nevada or Washington. You will incur a surrender charge if you surrender the Policy during the first 15 Policy years. Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated. We will normally pay you the net surrender value in a lump sum within seven days or under a settlement option. A surrender may have tax consequences. See Federal Income Tax Considerations p. 41.

CASH WITHDRAWALS

         After the first Policy year, you may request a cash withdrawal of a portion of your cash value subject to certain conditions.

CASH WITHDRAWAL CONDITIONS:         -        You must send your written cash
                                             withdrawal request with an original
                                             signature to our administrative
                                             office.

                                    -        Signature of the owner's spouse is
                                             required if the owner is a resident
                                             of California, Nevada or
                                             Washington.

                                    -        We only allow one cash withdrawal
                                             per Policy year.

                                    -        We may limit the amount you can
                                             withdraw to at least $500, and to
                                             no more than 10% of the net
                                             surrender value. We currently
                                             intend to limit the amount you can
                                             withdraw to 25% of the net
                                             surrender value after the 10th
                                             Policy year.

                                    -        You may not take a cash withdrawal
                                             if it will reduce the specified
                                             amount below the minimum specified
                                             amount set forth in the Policy.

                                    -        You may specify the subaccount(s)
                                             and the fixed account from which to
                                             make the withdrawal. If you do not
                                             specify an account, we will take
                                             the withdrawal from each account in
                                             accordance with your current
                                             premium allocation instructions.

                                    -        We generally will pay a cash
                                             withdrawal request within seven
                                             days following the valuation date
                                             we receive the request at our
                                             administrative office.

                                    -        We will deduct a processing fee
                                             equal to $25 or 2% of the amount
                                             you withdraw, whichever is less. We
                                             deduct this amount from the
                                             withdrawal, and we pay you the
                                             balance.

                                    -        You may not take a cash withdrawal
                                             that would disqualify your Policy
                                             as life insurance under the
                                             Internal Revenue Code.

                                    -        A cash withdrawal may have tax
                                             consequences.

         A cash withdrawal will reduce the cash value by the amount of the cash withdrawal, and will reduce the death benefit by at least the amount of the cash withdrawal. When death benefit Option A is in effect, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal. We will not impose a pro rata decrease charge when the specified amount is decreased as a result of taking a cash withdrawal.

         When we incur extraordinary expenses, such as overnight mail expenses or wire service fees, for expediting delivery of your partial withdrawal or complete surrender payment, we will deduct that charge from the payment. We charge $20 for an overnight delivery ($30 for Saturday delivery) and $25 for wire service.

CANCELING A POLICY

         You may cancel a Policy for a refund during the "free-look period" by returning it to our administrative office, to one of our branch offices or to the agent who sold you the Policy. The free-look period expires 10 days after you receive the Policy. In some states you may have more than 10 days. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. We will pay the refund within seven days after we receive the returned Policy at our administrative office. The amount of the refund will be:

         -        any charges and taxes we deduct from your premiums; plus

         - any monthly deductions or other charges we deducted from amounts you allocated to the subaccounts and the fixed account; plus

         - your cash value in the subaccounts and the fixed account on the date we (or our agent) receive the returned Policy at our administrative office.

         Some states may require us to refund all of the premiums you paid for the Policy.

LOANS

GENERAL

         After the first Policy year (as long as the Policy is in force) you may borrow money from us using the Policy as the only security for the loan. We may permit a loan prior to the first anniversary for Policies issued pursuant to 1035 Exchanges. A loan that is taken from, or secured by, a Policy may have tax consequences. See Federal Income Tax Considerations p. 41.

POLICY LOANS ARE SUBJECT TO         -        we may require you to borrow at
CERTAIN CONDITIONS:                          least $500;

                                    -        the maximum amount you may borrow
                                             is 90% of the cash value, minus any
                                             surrender charge and MINUS any
                                             outstanding loan amount; and

                                    -        signature of the owner's spouse is
                                             required if the owner is a resident
                                             of California, Nevada or
                                             Washington.

         When you take a loan, we will withdraw an amount equal to the requested loan from each of the subaccounts and the fixed account based on your current premium allocation instructions (unless you specify otherwise). We will transfer that amount to the loan reserve. The loan reserve is the portion of the fixed account used as collateral for a Policy loan.

         We normally pay the amount of the loan within seven days after we receive a proper loan request at our administrative office. We may postpone payment of loans under certain conditions.

         You may request a loan by telephone by calling us at 1-800-322-7164 Monday - Friday 8:30 a.m. - 7:00 p.m. Eastern time. If the loan amount you request exceeds $50,000 or if the address of record has been changed within the past 10 days, we may reject your request. If you do not want the ability to request a loan by telephone, you should notify us in writing at our administrative office. You will be required to provide certain information for identification purposes when you request a loan by telephone. We may ask you to provide us with written confirmation of your request. We will not be liable for processing a loan request if we believe the request is genuine.

         You may also fax your loan request to us at 727-299-1667. We will not be responsible for any transmittal problems when you fax your request unless you report it to us within five business days and send us proof of your fax transmittal.

         You can repay a loan at any time while the Policy is in force. Loan repayments must be sent to our administrative office and will be credited as of the date received. WE WILL CONSIDER ANY PAYMENTS YOU MAKE ON THE POLICY TO BE PREMIUM PAYMENTS UNLESS THE PAYMENTS ARE CLEARLY SPECIFIED AS LOAN REPAYMENTS.

         At each Policy anniversary, we will compare the outstanding loan amount to the amount in the loan reserve. We will also make this comparison any time you repay all or part of the loan, or make a request to borrow an additional amount. At each such time, if the outstanding loan amount exceeds the amount in the loan reserve, we will withdraw the difference from the subaccounts and the fixed account and transfer it to the loan reserve, in the same manner as when a loan is made. If the amount in the loan reserve exceeds the amount of the outstanding loan, we will withdraw the difference from the loan reserve and transfer it to the subaccounts and the fixed account in the same manner as current premiums are allocated. No charge will be imposed for these transfers, and these transfers are not treated as transfers in calculating the transfer charge. WE RESERVE THE RIGHT TO REQUIRE A TRANSFER TO THE FIXED ACCOUNT IF THE LOANS WERE ORIGINALLY TRANSFERRED FROM THE FIXED ACCOUNT.

INTEREST RATE CHARGED

         We will charge you an annual interest rate on a Policy loan that is equal to 5.5% and is payable in arrears on each Policy anniversary. Loan interest that is unpaid when due will be added to the amount of the loan on each Policy anniversary and will bear interest at the same rate.

LOAN RESERVE INTEREST RATE CREDITED

         We will credit the amount in the loan reserve with interest at an effective annual rate of at least 4.0%. We may credit a higher rate, but we are not obligated to do so.

         - We currently credit interest at an effective annual rate of 4.75% on amounts you borrow during the first ten Policy years.

         - After the tenth Policy year, on all amounts that you have borrowed, you may receive preferred loan rates at an amount equal to the cash value minus total premiums paid less withdrawals and minus any outstanding loan amount (including any interest you owe on Policy loan(s)). We currently credit interest in arrears on each Policy anniversary at 5.5% preferred loan rate. THIS RATE IS NOT GUARANTEED.

EFFECT OF POLICY LOANS

         A Policy loan reduces the death benefit proceeds and net surrender value by the amount of any outstanding loan amount plus interest you owe on the loan. Repaying the loan causes the death benefit proceeds and net surrender value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan as of the last Policy anniversary plus any accrued interest net of any loan repayments. This amount is not affected by the separate account's investment performance and may not be credited with the interest rates accruing on the unloaned portion of the fixed account. Amounts transferred from the separate account to the loan reserve will affect the value in the separate account because we credit such amounts with an interest rate declared by us rather than a rate of return reflecting the investment results of the separate account.

         There are risks involved in taking a Policy loan, including the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences. You should consult a tax advisor before taking out a Policy loan.

         We will notify you (and any assignee of record) if the sum of your loan amount plus any interest you owe on the loan is more than the net surrender value. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may lapse.

POLICY LAPSE AND REINSTATEMENT

LAPSE

         Your Policy may not necessarily lapse (terminate without value) if you fail to make a planned periodic payment. However, even if you make all your planned periodic payments, there is no guarantee that your Policy will not lapse. This Policy provides a no lapse period (premium protection period in Illinois). See below. Once your no lapse period ends, your Policy may lapse (terminate without value) if the net surrender value on any Monthiversary is less than the monthly deductions due on that day. Such lapse might occur if unfavorable investment experience, loans and cash withdrawals cause a decrease in the net surrender value, or you have not paid sufficient premiums as discussed below to offset the monthly deductions.

         If the net surrender value is not enough to pay the monthly deductions, we will mail a notice to your last known address and any assignee of record. The notice will specify the minimum payment you must pay and the final date by which we must receive the payment to prevent a lapse. We generally require that you make the payment within 61 days after the date of the notice. This 61-day period is called the GRACE PERIOD. If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate without value.

NO LAPSE PERIOD

         This Policy provides a no lapse period for the first three Policy years. As long as you keep the no lapse period in effect, your Policy will not lapse and no grace period will begin. Even if your net surrender value is not enough to pay your monthly deduction, the Policy will not lapse so long as the no lapse period is in effect. The no lapse period will not extend beyond the no lapse date stated in your Policy. Each month we determine whether the no lapse period is still in effect.

EARLY TERMINATION OF
THE NO LAPSE PERIOD        -        The no lapse period coverage will end
                                    immediately if you do not pay sufficient minimum no lapse premiums.

                           -        You must pay total premiums (minus
                                    withdrawals, outstanding loan amounts, and any pro rata decrease charge) that equal at least:

                                    ->       the sum of the minimum no lapse
                                             premiums in effect for each month
                                             from the Policy date up to and
                                             including the current month.

         You will lessen the risk of Policy lapse if you keep the no lapse period in effect. Before you take a cash withdrawal or a loan or decrease the specified amount or add, increase or decrease a rider you should consider carefully the effect it will have on the no lapse period guarantee.

         In addition, if you change death benefit options, decrease the specified amount, or add, increase or decrease a rider, we will adjust the minimum no lapse premium. See Minimum No Lapse Premium for a discussion of how the minimum no lapse premium is calculated and can change.

         New Jersey residents: If the grace period begins during the first three Policy years, the payment necessary to keep the Policy in force is the lesser of the amount necessary to (1) satisfy the minimum no lapse premium; or (2) increase the net surrender value to cover the monthly deduction due.

REINSTATEMENT

         We will reinstate a lapsed Policy within five years after the lapse (and prior to the maturity date). To reinstate the Policy you must:

                           -        submit a written application for
                                    reinstatement to our administrative office;

                           -        provide evidence of insurability
                                    satisfactory to us;

                           - make a minimum premium payment sufficient to provide a net premium that is large enough to cover:

                                    ->       three monthly deductions.

         We will not reinstate any indebtedness. The cash value of the loan reserve on the reinstatement date will be zero. Your net surrender value on the reinstatement date will equal the net premiums you pay at reinstatement, MINUS one monthly deduction and any surrender charge. The reinstatement date for your Policy will be the Monthiversary on or following the day we approve your application for reinstatement. We may decline a request for reinstatement.

FEDERAL INCOME TAX CONSIDERATIONS

         The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Please consult counsel or other qualified tax advisors for more complete information. We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). Federal income tax laws and the current interpretations by the IRS may change.

TAX STATUS OF THE POLICY

         A Policy must satisfy certain requirements set forth in the Internal Revenue Code (the "Code") in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a Policy issued on the basis of a standard rate class should generally satisfy the applicable Code requirements.

         Because of the absence of pertinent interpretations of the Code requirements, there is, however, less certainty about the application of such requirements to a Policy issued on a substandard basis. It is also uncertain whether death benefits under policies where the maturity date has been extended will be excludible from the beneficiary's gross income and whether policy cash value will be deemed to be distributed to you on the original maturity date. Such a deemed distribution may be taxable. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.

         In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as your flexibility to allocate premiums and cash values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over separate account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the separate account assets supporting the Policy.

         In addition, the Code requires that the investments of the separate account be "adequately diversified" in order to treat the Policy as a life insurance policy for federal income tax purposes. We intend that the separate account, through the portfolios, will satisfy these diversification requirements.

         The following discussion assumes that the Policy will qualify as a life insurance policy for federal income tax purposes.

TAX TREATMENT OF POLICY BENEFITS

         In General. We believe that the death benefit under a Policy should be excludible from the beneficiary's gross income. Federal, state and local transfer, estate and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary's circumstances. A tax advisor should be consulted on these consequences.

         Generally, you will not be deemed to be in constructive receipt of the cash value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract" ("MEC").

         Modified Endowment Contracts. Under the Code, certain life insurance policies are classified as MECs and receive less favorable tax treatment than other life insurance policies. The rules are too complex to summarize here, but generally depend on the amount of premiums paid during the first seven Policy years or in the seven Policy years following certain changes in the Policy. Certain changes in the Policy after it is issued could also cause the Policy to be classified as a MEC. Due to the Policy's flexibility, each Policy's circumstances will determine whether the Policy is classified as a MEC. Among other things, a reduction in benefits could cause a Policy to become a MEC. If you do not want your Policy to be classified as a MEC, you should consult a tax advisor to determine the circumstances, if any, under which your Policy would or would not be classified as a MEC.

         Upon issue of your Policy, we will notify you as to whether or not your Policy is classified as a MEC based on the initial premium we receive. If your Policy is not a MEC at issue, then you will also be notified of the maximum amount of additional premiums you can pay without causing your Policy to be classified as a MEC. If a payment would cause your Policy to become a MEC, you and your agent will be notified immediately. At that time, you will need to notify us if you want to continue your Policy as a MEC. Unless you notify us that you do want to continue your Policy as a MEC, we will refund the dollar amount of the excess premium that would cause the Policy to become a MEC.

         Distributions (other than Death Benefits) from MECs. Policies classified as MECs are subject to the following tax rules:

         - All distributions other than death benefits from a MEC, including distributions upon surrender and cash withdrawals, will be treated first as distributions of gain taxable as ordinary income. They will be treated as tax-free recovery of the owner's investment in the Policy only after all gain has been distributed. Your investment in the Policy is generally your total premium payments. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

         - Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly.

         - A 10% additional federal income tax is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59 1/2 or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life (or life expectancy) or the joint lives (or joint life expectancies) of you and the beneficiary.

         - If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

         Distributions (other than Death Benefits) from Policies that are not MECs. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance policy for federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.

         Loans from or secured by a Policy that is not a MEC are generally not treated as distributions. Instead, such loans are treated as indebtedness. However, the tax consequences associated with Policy loans outstanding after the first 10 Policy years with preferred loan rates are less clear and a tax advisor should be consulted about such loans.

         Finally, distributions from or loans from or secured by a Policy that is not a MEC are not subject to the 10% additional tax.

         Multiple Policies. All MECs that we issue (or that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

         Withholding. To the extent that Policy distributions are taxable, they are generally subject to withholding for the recipient's federal income tax liability. With the exception of amounts that represent eligible rollover distributions from 403(b) arrangements, which are subject to mandatory withholding of 20% for federal tax, recipients can generally elect, however, not to have tax withheld from distributions. If the taxable distributions are delivered to foreign countries, withholding will apply unless you certify to us that you are not a U.S. person residing abroad. Taxable distributions to non-resident aliens are generally subject to withholding unless withholding is eliminated under an international treaty with the United States.

         Investment in the Policy. Your investment in the Policy is generally the sum of the premium payments you made. When a distribution from the Policy occurs, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

         Policy Loans. If a loan from a Policy that is not a MEC is outstanding when the Policy is canceled or lapses, or if a loan is taken out and the Policy is a MEC, then the amount of the outstanding indebtedness will be taxed as if it were a distribution.

         Deductibility of Policy Loan Interest. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

         Business Uses of the Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses and the IRS has recently issued new guidelines on split-dollar arrangements. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.

         Alternative Minimum Tax. There also may be an indirect tax upon the income in the Policy or the proceeds of a Policy under the federal corporate alternative minimum tax, if the policyowner is subject to that tax.

         Living Benefit Rider (an Accelerated Death Benefit). We believe that the single-sum payment we make under this rider should be fully excludible from the gross income of the beneficiary, except in certain business contexts. You should consult a tax advisor about the consequences of adding this rider to your Policy, or requesting a single-sum payment.

         Other Tax Considerations. The transfer of the Policy or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes. The individual situation of each owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Policy proceeds will be treated for purposes of federal, state and local estate, inheritance, generation-skipping and other taxes.

         Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always a possibility that the tax treatment of the Policies could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Policy.

SPECIAL RULES FOR 403(B) ARRANGEMENTS

         If this Policy is purchased by participants in a 403(b) plan or program of public school systems and certain tax-exempt organizations, then the federal, state and estate tax consequences could differ from those stated in the prospectus. A competent tax advisor should be consulted in connection with such purchase.

         Certain restrictions apply. The Policy must be purchased in connection with a tax-sheltered annuity described in section 403(b) of the Code. Premiums, distributions, and other transactions in connection with the Policy must be administered in coordination with the section 403(b) annuity.

         The amount of life insurance protection that may be purchased on behalf of a participant in a 403(b) plan is limited. The current cost of insurance for the net amount at risk is treated under the Code as a "current economic benefit" and must be included annually in the plan participant's gross income. This cost (formerly referred to as the "P.S. 58" cost) is based on IRS Table 2001 and is reported to the IRS and the participant annually as ordinary income. Life insurance protection cannot extend beyond retirement under a 403(b) program.

         If the participant dies while covered by the 403(b) plan and the Policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the cash value will generally not be taxable. However, the cash value will generally be taxable to the extent it exceeds the participant's cost basis in the Policy.

         Policies owned under these types of plans may be subject to the Employee Retirement Income Security Act of 1974 ("ERISA"), which may impose additional requirements on the purchase of the Policy, on Policy loans and other Policy provisions. Whether or not ERISA applies, plan loans must also satisfy tax requirements in order to be treated, and remain, non-taxable. Your 403(b) plan loan requirements and provisions may differ from the Policy loan provisions stated in the prospectus. You should consult a qualified advisor regarding ERISA and loans in general.

OTHER POLICY INFORMATION

BENEFITS AT MATURITY

         If the insured is living and the Policy is in force, the Policy will mature on the Policy anniversary nearest the insured's 100th birthday. This is the maturity date. On the maturity date we will pay you the net surrender value of your Policy.

         If you send a written request to our administrative office, we will extend the maturity date if your Policy is still in force on the maturity date. Any riders in force on the scheduled maturity date will terminate on that date and will not be extended. Interest on any outstanding Policy loans will continue to accrue during the period for which the maturity date is extended. You must submit a written request to our administrative office for the extension between 90 and 180 days prior to the maturity date and elect one of the following:

         1. If you had previously selected death benefit Option B, we will change the death benefit to Option A. On each valuation date, we will adjust the specified amount to equal the cash value, and the limitation percentage will be 100%. We will not permit you to make additional premium payments unless it is required to prevent the Policy from lapsing. We will waive all future monthly deductions; or

         2. We will automatically extend the maturity date until the next Policy anniversary. You must submit a written request to our administrative office, between 90 and 180 days before each subsequent Policy anniversary, stating that you wish to extend the maturity date for another Policy year. All benefits and charges will continue as set forth in your Policy. We will charge the then current cost of insurance rates.

         If you choose 2 above, you may change your election to 1 above at any time. However, if you choose 1 above, then you may not change your election to 2 above.

         The tax consequences of extending the maturity date beyond the 100th birthday of the insured are uncertain, including that the death benefit may be taxable. You should consult a tax advisor as to those consequences.

PAYMENTS WE MAKE

         We usually pay the amounts of any surrender, cash withdrawal, death benefit proceeds, or settlement options within seven business days after we receive all applicable written notices and/or due proofs of death at our administrative office. However, we can postpone such payments if:

         - the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC; or

         - the SEC permits, by an order, the postponement for the protection of policyowners; or

         - the SEC determines that an emergency exists that would make the disposal of securities held in the separate account or the determination of their value not reasonably practicable.

         If you have submitted a recent check or draft, we have the right to defer payment of surrenders, cash withdrawals, death benefit proceeds, or payments under a settlement option until such check or draft has been honored. We also reserve the right to defer payment of transfers, cash withdrawals, death benefit proceeds, or surrenders from the fixed account for up to six months.

         If mandated under applicable law, we may be required to reject a premium payment and/or block a policyowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators.

SPLIT DOLLAR ARRANGEMENTS

         You may enter into a split dollar arrangement with another owner or another person(s) whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., cash surrender value of insurance proceeds) are split between the parties. There are different ways of allocating these rights.

         For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the cash surrender value. The employee may designate the beneficiary to receive any insurance proceeds in excess of the cash surrender value. If the employee dies while such an arrangement is in effect, the employer would receive from the insurance proceeds the amount that he would have been entitled to receive upon surrender of the Policy and the employee's beneficiary would receive the balance of the proceeds.

         No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our administrative office. Split dollar arrangements may have tax consequences. You should consult a tax advisor before entering into a split dollar arrangement.

         On July 30, 2002, President Bush signed into law significant accounting and corporate governance reform legislation, known as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits, with limited exceptions, PUBLICLY-TRADED companies, including non-U.S. companies that have securities listed on exchanges in the United States, from extending, directly or through a subsidiary, many types of personal loans to their directors or executive officers. It is possible that this prohibition may be interpreted as applying to split-dollar life insurance policies for directors and executive officers of such companies, since such insurance arguably can be viewed as involving a loan from the employer for at least some purposes.

         Although the prohibition on loans of publicly-traded companies is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material modification to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing Policy, or the purchase of a new Policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

         In addition, the IRS recently issued guidance that affects the tax treatment of split-dollar arrangements and the Treasury Department recently issued proposed regulations that, if finalized, would significantly affect the tax treatment of such arrangements. The IRS guidance and the proposed regulations affect all split dollar arrangements, not just those involving publicly-traded companies. Consult your qualified tax advisor with respect to the effect of this current and proposed guidance on your split dollar policy.

POLICY TERMINATION

         Your Policy will terminate on the earliest of:

         -   the maturity date;             -   the end of the grace period; or
         -   the date the insured dies;     -   the date the Policy is
                                                surrendered.

SUPPLEMENTAL BENEFITS (RIDERS)

         The following supplemental benefits (riders) are available and may be added to a Policy. Monthly charges for these riders are deducted from cash value as part of the monthly deduction. The riders available with the Policies do not build cash value and provide benefits that do not vary with the investment experience of the separate account. For purposes of the riders, the primary insured is the person insured under the Policy. These riders may not be available in all states. Adding these supplemental benefits to an existing Policy or canceling them may have tax consequences and you should consult a tax advisor before doing so.

CHILDREN'S INSURANCE RIDER

         This rider provides a face amount on the primary insured's children. Our current minimum face amount for this rider for issue ages 15 days - 18 years of age is $5,000. The maximum face amount is $25,000. At the age of 25 or upon the death of the primary insured, whichever happens first, this rider may be converted to a new policy with a maximum face amount of up to five times the face amount of the rider. We will pay a death benefit once we receive proof that the insured child died while both the rider and coverage were in force for that child. If the primary insured dies while the rider is in force, we will terminate the rider 31 days after the death, and we will offer a separate life insurance policy to each insured child.

ACCIDENTAL DEATH BENEFIT RIDER

         Our current minimum face amount for this rider for issue ages 15-59 is $10,000. The maximum face amount available for this rider is $150,000 (up to 150% of specified amount).

         Subject to certain limitations, we will pay a face amount if the primary insured's death results solely from accidental bodily injury where:

         - the death is caused by external, violent, and accidental means;

         -        the death occurs within 90 days of the accident; and

         -        the death occurs while the rider is in force.

         The rider will terminate on the earliest of:

         - the Policy anniversary nearest the primary insured's 70th birthday;

         -        the date the Policy terminates; or

         - the Monthiversary when the rider terminates at the owner's request.

OTHER INSURED RIDER

         This rider insures the spouse or life partner and/or dependent children of the primary insured. Subject to the terms of the rider, we will pay the face amount of the rider to the primary insured. Our current minimum face amount for this rider for issue ages 0-85 is $50,000. The maximum face amount is the lesser of $500,000 or the amount of coverage on the primary insured. The maximum number of Other Insured Riders that is allowed on any one Policy is five (5). We will pay the rider's face amount when we receive proof at our administrative office of the other insured's death. On any Monthiversary while the rider is in force, you may convert it to a new policy on the other insured's life (without evidence of insurability).

CONDITIONS TO CONVERT THE RIDER:    -        your request must be in writing and
                                             sent to our administrative office;

                                    -        the rider has not reached the
                                             anniversary nearest to the other
                                             insured's 70th birthday;

                                    -        the new policy is any permanent
                                             insurance policy that we currently
                                             offer;

                                    -        subject to the minimum specified
                                             amount required for the new policy,
                                             the amount of the insurance under
                                             the new policy will equal the face
                                             amount in force under the rider as
                                             long as it meets the minimum face
                                             amount requirements of the original
                                             Policy; and

                                    -        we will base your premium on the
                                             other insured's rate class under
                                             the rider.

TERMINATION OF THE RIDER:           The rider will terminate on the earliest of:

                                    -        the maturity date of the Policy;

                                    -        the anniversary nearest to the
                                             other insured's 100th birthday;

                                    -        the date the Policy terminates for
                                             any reason except for death of the
                                             primary insured;

                                    -        31 days after the death of the
                                             primary insured;

                                    -        the date of conversion of this
                                             rider; or

                                    -        the Monthiversary on which the
                                             rider is terminated upon written
                                             request by the owner.

DISABILITY WAIVER RIDER

         Subject to certain conditions, we will waive the Policy's monthly deductions while you are disabled. This rider may be purchased if your issue age is 15-55 years of age. We must receive proof that:

         -        you are totally disabled;

         -        the rider was in force when you became disabled;

         - you became disabled before the anniversary nearest your 60th birthday; and

         -        you are continuously disabled for at least six months.

         We will not waive any deduction that becomes due more than one year before we receive written notice of your claim.

DISABILITY WAIVER AND INCOME RIDER

         This rider has the same benefits as the Disability Waiver Rider, but adds a monthly income benefit for up to 120 months. This rider may be purchased if your issue age is 15-55 years of age. The minimum income amount for this rider is $10. The maximum income amount is the lesser of 0.2% of your specified amount or $300 per month.

PRIMARY INSURED RIDER ("PIR") AND PRIMARY INSURED RIDER PLUS ("PIR PLUS")

         Under the PIR and the PIR Plus, we provide term insurance coverage on a different basis from the coverage in your Policy.

FEATURES OF PIR AND PIR PLUS:       -        the rider increases the Policy's
                                             death benefit by the rider's face
                                             amount;

                                    -        the PIR may be purchased from issue
                                             ages 0-85;

                                    -        the PIR Plus may be purchased from
                                             issue ages 0-85;

                                    -        the PIR terminates when the insured
                                             turns 95, and the PIR Plus
                                             terminates when the insured turns
                                             90;

                                    -        the minimum purchase amount for the
                                             PIR and PIR Plus is $50,000. There
                                             is no maximum purchase amount;

                                    -        we do not assess any additional
                                             surrender charge for PIR and PIR
                                             Plus;

                                    -        generally PIR and PIR Plus coverage
                                             costs less than the insurance
                                             coverage under the Policy, but has
                                             no cash value;

                                    -        you may cancel or reduce your rider
                                             coverage without decreasing your
                                             Policy's specified amount; and

                                    -        you may generally decrease your
                                             specified amount without reducing
                                             your rider coverage.

CONDITIONS TO CONVERT THE RIDER:    -        your request must be in writing and
                                             sent to our administrative office;

                                    -        the rider has not reached the
                                             anniversary nearest to the primary
                                             insured's 70th birthday;

                                    -        the new policy is any permanent
                                             insurance policy that we currently
                                             offer;

                                    -        subject to the minimum specified
                                             amount required for the new policy,
                                             the amount of the insurance under
                                             the new policy will equal the
                                             specified amount in force under the
                                             rider as long as it meets the
                                             minimum specified amount
                                             requirements of a Base Policy; and

                                    -        we will base your premium on the
                                             primary insured's rate class under
                                             the rider.

         It may cost you less to reduce your PIR or PIR Plus coverage than to decrease your Policy's specified amount, because we do not deduct a surrender charge in connection with your PIR or PIR Plus. It may cost you more to keep a higher specified amount under the Base Policy, because the specified amount may have a cost of insurance that is higher than the cost of the same amount of coverage under your PIR or PIR Plus.

         You should consult your registered representative to determine if you would benefit from PIR or PIR Plus. We may discontinue offering PIR or PIR Plus at any time. We may also modify the terms of these riders for new policies.

TERMINAL ILLNESS ACCELERATED DEATH BENEFIT RIDER

         This rider allows us to pay all or a portion of the death benefit once we receive satisfactory proof that the insured is ill and has a life expectancy of one year or less. A doctor must certify the insured's life expectancy.

         We will pay a "single-sum benefit" equal to:

         -        the death benefit on the date we pay the single-sum benefit;
                  multiplied by

         - the election percentage of the death benefit you elect to receive; divided by

         - 1 + i ("i" equals the current yield on 90-day Treasury bills or the Policy loan interest rate, whichever is greater); minus

         - any indebtedness at the time we pay the single-sum benefit, multiplied by the election percentage.

         The maximum terminal illness death benefit used to determine the single-sum benefit as defined above is equal to:

         - the death benefit available under the Policy once we receive satisfactory proof that the insured is ill; plus

         -        the benefit available under any PIR or PIR Plus in force.

         -        a single-sum benefit may not be greater than $500,000.

         The election percentage is a percentage that you select. It may not be greater than 100%.

         We will not pay a benefit under the rider if the insured's terminal condition results from self-inflicted injuries that occur during the period specified in your Policy's suicide provision.

         The rider terminates at the earliest of:

         -        the date the Policy terminates;

         -        the date a settlement option takes effect;

         -        the date we pay a single-sum benefit; or

         -        the date you terminate the rider.

         We do not charge for this rider. This rider may not be available in all states, or its terms may vary depending on a state's insurance law requirements.

         The tax consequences of adding this rider to an existing Policy or requesting payment under the rider are uncertain and you should consult a tax advisor before doing so.

ADDITIONAL INFORMATION

SALE OF THE POLICIES

         We will pay sales commissions to our life insurance agents who are registered representatives of broker-dealers. Other payments may be made for other services related to sale of the Policies.

         We have entered into a distribution agreement with AFSG Securities Corporation ("AFSG") for the distribution and sale of the Policies. AFSG is affiliated with us. AFSG may sell the Policies by entering into selling agreements with other broker-dealers who in turn may sell the Policies through their sales representatives.

         See "Sale of the Policies" in the SAI for more information concerning compensation paid for the sale of Policies.

LEGAL PROCEEDINGS

         Transamerica, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time, it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG's ability to perform under its principal underwriting agreement, or on Transamerica's ability to meet its obligations under the Policy.

FINANCIAL STATEMENTS

         The financial statements of Transamerica and the separate account are included in the SAI.

PERFORMANCE DATA

RATES OF RETURN

         The average rates of return in Table 1 reflect each subaccount's actual investment performance. The Table shows the historical investment experience of the subaccounts based on the subaccounts' historical investment experience. We do not show performance for subaccounts in operation for less than six months. This information does not represent or project future investment performance.

         Some portfolios began operation before their corresponding subaccount. For these portfolios, we have included in Table 2 below adjusted portfolio performance from the portfolio's inception date. The adjusted portfolio performance is designed to show the performance that would have resulted if the subaccount had been in operation during the time the portfolio was in operation.

         The numbers reflect the annual mortality and expense risk charge, investment management fees and direct fund expenses.

         These rates of return do not reflect other charges that are deducted under the Policy or from the separate account (such as the monthly deduction or the surrender charge). IF THESE CHARGES WERE DEDUCTED, PERFORMANCE WOULD BE SIGNIFICANTLY LOWER. These rates of return are not estimates, projections or guarantees of future performance.

         We also show below comparable figures for the unmanaged Standard & Poor's Index of 500 Common Stocks ("S&P 500"), a widely used measure of stock market performance. The S&P 500 does not reflect any deduction for the expenses of operating and managing an investment portfolio.

                                     TABLE 1
                     AVERAGE ANNUAL SUBACCOUNT TOTAL RETURN
                   FOR THE PERIODS ENDED ON DECEMBER 31, 2002

                                                                                               10 YEARS       SUBACCOUNT
                                                                                                  OR           INCEPTION
SUBACCOUNT                                        1 YEAR         3 YEARS          5 YEARS      INCEPTION         DATE
----------                                        ------         -------          -------      ---------         ----

TOLIC Van Kampen Emerging Growth........            %               N/A              N/A            %            05/01/00
TOLIC T. Rowe Price Small Cap...........            %               N/A              N/A            %            05/01/00
TOLIC PBHG Mid Cap Growth...............            %               N/A              N/A            %            05/01/00
TOLIC Alger Aggressive Growth...........            %               N/A              N/A            %            05/01/00
TOLIC Third Avenue Value................            %               N/A              N/A            %            05/01/00
TOLIC American Century International....            %               N/A              N/A            %            05/01/00
TOLIC Great Companies - TechnologySM ...            %               N/A              N/A            %            05/01/00
TOLIC Janus Growth......................            %               N/A              N/A            %            05/01/00
TOLIC Marsico Growth....................            %                NA              N/A            %            05/01/00
TOLIC GE U.S. Equity....................            %               N/A              N/A            %            05/01/00
TOLIC Great Companies - AmericaSM.......            %               N/A              N/A            %            05/01/00
TOLIC Salomon All Cap...................            %               N/A              N/A            %            05/01/00
TOLIC Dreyfus Mid Cap...................            %               N/A              N/A            %            05/01/00
TOLIC PBHG/NWQ Value Select.............            %               N/A              N/A            %            05/01/00
TOLIC T. Rowe Price Equity Income.......            %               N/A              N/A            %            05/01/00
TOLIC Transamerica Value Balanced.......            %               N/A              N/A            %            05/01/00
TOLIC LKCM Strategic Total Return.......            %               N/A              N/A            %            05/01/00
TOLIC Clarion Real Estate Securities....            %               N/A              N/A            %            05/01/00
TOLIC Federated Growth & Income.........            %               N/A              N/A            %            05/01/00
TOLIC AEGON Bond........................            %               N/A              N/A            %            05/01/00
TOLIC Transamerica Money Market(1) .....            %               N/A              N/A            %            05/01/00
TOLIC Great Companies - Global2.........            %               N/A              N/A            %            09/01/00
TOLIC Munder Net50......................            %               N/A              N/A            %            05/01/00
TOLIC Janus Balanced....................          N/A               N/A              N/A            %            05/01/02
TOLIC Asset Allocation - Conservative
        Portfolio.......................          N/A               N/A              N/A            %            05/01/02
TOLIC Asset Allocation - Moderate
        Portfolio ......................          N/A               N/A              N/A            %            05/01/02
TOLIC Asset Allocation - Moderate
       Growth Portfolio.................          N/A               N/A              N/A            %            05/01/02
TOLIC Asset Allocation - Growth
        Portfolio.......................          N/A               N/A              N/A            %            05/01/02
TOLIC Transamerica Convertible
       Securities.......................          N/A               N/A              N/A            %            05/01/02
TOLIC PIMCO Total Return................          N/A               N/A              N/A            %            05/01/02

TOLIC Transamerica Equity...............          N/A               N/A              N/A            %            05/01/02
TOLIC Transamerica Growth
        Opportunities...................          N/A               N/A              N/A            %            05/01/02
TOLIC Transamerica U.S. Government
        Securities......................          N/A               N/A              N/A            %            05/01/02
TOLIC J.P. Morgan Enhanced Index........          N/A               N/A              N/A            %            05/01/02
TOLIC Capital Guardian Value............          N/A               N/A              N/A            %            05/01/02
TOLIC Capital Guardian U.S. Equity......          N/A               N/A              N/A            %            05/01/02
VIP Equity-Income Portfolio.............            %               N/A              N/A            %            05/01/00
VIP Contrafund(R)Portfolio...............           %               N/A              N/A            %            05/01/00
VIP Growth Opportunities Portfolio......            %               N/A              N/A            %            05/01/00
S&P 500+................................            %                 %                %            %            10/02/86

+        Shows ten year performance.

(1) The current yield, which is for the seven day period ended 12/31/02, more closely reflects the current earnings of the subaccount than the total return. An investment in this subaccount is not insured or guaranteed by the FDIC. While this subaccount's investment in shares of the underlying portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.


                                     TABLE 2
            ADJUSTED HISTORICAL PORTFOLIO AVERAGE ANNUAL TOTAL RETURN
                   FOR THE PERIODS ENDED ON DECEMBER 31, 2002

                                                                                                 10 YEARS        PORTFOLIO
                                                                                                    OR           INCEPTION
PORTFOLIO                                         1 YEAR            3 YEARS       5 YEARS        INCEPTION         DATE
---------                                         ------            -------       -------        ---------         ----
Van Kampen Emerging Growth..............            %                 %                %            %            03/01/93
T. Rowe Price Small Cap.................            %                  N/A           N/A            %            05/03/99
PBHG Mid Cap Growth.....................            %                  N/A           N/A            %            05/03/99
Alger Aggressive Growth.................            %                 %                %            %            03/01/94
Third Avenue Value......................            %                 %              N/A            %            01/02/98
American Century International..........            %                 %                %            %            01/02/97
Great Companies--Technology(SM).........            %                  N/A           N/A            %            05/01/00
Janus Growth+...........................            %                 %                %            %            10/02/86
Marsico Growth..........................            %                  N/A           N/A            %            05/03/99
GE U.S. Equity..........................            %                 %                %            %            01/02/97
Great Companies--America(SM)............            %                  N/A           N/A            %            05/01/00
Salomon All Cap.........................            %                  N/A           N/A            %            05/03/99
Dreyfus Mid Cap.........................            %                  N/A           N/A            %            05/03/99
PBHG/NWQ Value Select...................            %                 %                %            %            05/01/96
T. Rowe Price Equity Income.............            %                  N/A           N/A            %            05/03/99
Transamerica Value Balanced.............            %                 %                %            %            01/03/95
LKCM Strategic Total Return.............            %                 %                %            %            03/01/93
Clarion Real Estate Securities..........            %                 %              N/A            %            05/01/98
Federated Growth & Income...............            %                 %                %            %            03/01/94
AEGON Bond+.............................            %                 %                %            %            10/02/86
Transamerica Money Market(1)+..........            %                 %                %            %            10/02/86
Great Companies--Global2................            %                  N/A           N/A            %            09/01/00
Munder Net50............................            %                  N/A           N/A            %            05/03/99
Janus Balanced..........................               N/A             N/A           N/A            %            05/01/02
Asset Allocation - Conservative
     Portfolio..........................               N/A             N/A           N/A            %            05/01/02
Asset Allocation - Moderate Portfolio...               N/A             N/A           N/A            %            05/01/02

Asset Allocation - Moderate Growth
     Portfolio..........................               N/A             N/A           N/A            %            05/01/02
Asset Allocation - Growth Portfolio.....               N/A             N/A           N/A            %            05/01/02
Transamerica Convertible Securities.....               N/A             N/A           N/A            %            05/01/02
PIMCO Total Return......................               N/A             N/A           N/A            %            05/01/02
Transamerica Equity(3) +................            %                 %                %            %            02/26/69
Transamerica Growth Opportunities(4)....            %                  N/A           N/A            %            05/02/01
Transamerica U.S. Government
        Securities(5)...................            %                    %             %            %            05/13/94
J.P. Morgan Enhanced Index(6)...........            %                    %             %            %            05/02/97
Capital Guardian Value(7)...............            %                    %             %            %            05/27/93
Capital Guardian U.S. Equity(8).........            %                  N/A           N/A            %            10/09/00
VIP Equity-Income Portfolio.............            %                 %                %            %            10/09/86
VIP Contrafund(R)Portfolio...............           %                 %                %            %            01/03/95
VIP Growth Opportunities Portfolio......            %                 %                %            %            01/03/95
S&P 500+................................            %                 %                %            %            10/02/86

+        Shows ten year performance.

(1) The current yield, which is for the seven day period ended 12/31/02, more closely reflects the current earnings of the subaccount than the total return. An investment in this subaccount is not insured or guaranteed by the FDIC. While this subaccount's investment in shares of the underlying portfolio seeks to preserve its value at $1.00 per share, it is possible to lose money by investing in this subaccount.

(2)      Not annualized.

(3) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Growth Portfolio of Transamerica Variable Insurance Fund, Inc.

(4) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Small Company Portfolio of Transamerica Variable Insurance Fund, Inc.

(5) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Dreyfus U.S. Government Securities Portfolio of Endeavor Series Trust.

(6) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Endeavor Enhanced Index Portfolio of Endeavor Series Trust.

(7) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Capital Guardian Value Portfolio of Endeavor Series Trust.

(8) The historical financial information for periods prior to May 1, 2002 has been derived from the financial history of the predecessor portfolio, Capital Guardian U.S. Equity Portfolio of Endeavor Series Trust.

         The annualized yield for the TOLIC Transamerica Money Market subaccount for the seven days ended December 31, 2002 was ____%.

         Additional information regarding the investment performance of the portfolios appears in the fund prospectuses, which accompany this prospectus.

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Glossary
The Policy - General Provisions
       Ownership Rights
       Our Right to Contest the Policy
       Suicide Exclusion
       Misstatement of Age or Gender
       Modifying the Policy
       Mixed and Shared Funding
       Addition, Deletion, or Substitution of Investments
Additional Information
       Settlement Options
       Additional Information about Transamerica and the Separate Account Legal Matters

       Variations in Policy Provisions
       Personalized Illustrations of Policy Benefits
       Sale of the Policies
       Report to Owners
       Records
       Experts
       Financial Statements
Underwriters
       Underwriting Standards
IMSA
Performance Data
       Other Performance Data in Advertising Sales Literature
       Transamerica's Published Ratings
Index to Financial Statements
       Transamerica Occidental Life Separate Account VUL-3
       Transamerica Occidental Life Insurance Company

GLOSSARY

accounts The options to which you can allocate your money. The accounts include the fixed account and the subaccounts in the separate account.

administrative office      Our administrative office and mailing address
                           is P.O. Box 5068, Clearwater, Florida 33758-5068. Our street address is 570 Carillon Parkway, St.
                           Petersburg, Florida 33716. Our phone number is
                           1-800-322-7164. Our hours are Monday - Friday from
                           8:30 a.m. - 7:00 p.m. Eastern time. ALL PREMIUM
                           PAYMENTS, LOAN REPAYMENTS, CORRESPONDENCE AND NOTICES
                           SHOULD BE SENT TO THIS ADDRESS.

attained age               The issue age of the person insured, plus the number
                           of completed years since the Policy date.

Base Policy                The Transamerica Elite variable life insurance policy
                           without any supplemental riders.

beneficiary(ies)           The person or persons you select to receive the death
                           benefit from this Policy. You name the primary beneficiary and contingent beneficiaries.

cash value                 The sum of your Policy's value in the subaccounts and
                           the fixed account. If there is a Policy loan outstanding, the cash value includes any amounts held in our fixed account to secure the Policy loan.

death benefit proceeds     The amount we will pay to the beneficiary(ies) on the
                           insured's death. We will reduce the death benefit proceeds by the amount of any outstanding loan amount
                           (including any interest you owe on Policy loans(s)) and any due and unpaid monthly deductions.

fixed account              An option to which you may allocate net premiums and
                           cash value. We guarantee that any amounts you allocate to the fixed account will earn interest at a declared rate. New Jersey residents: the fixed account is NOT available to you.

free-look period           The period during which you may return the Policy and
                           receive a refund as described in this prospectus. The length of the free-look period varies by state. The free-look period is listed in the Policy.

funds Investment companies which are registered with the U.S. Securities and Exchange Commission. The Policy allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Policy in the future.

home office                Our home office address is 4333 Edgewood Road, NE,
                           Cedar Rapids, Iowa 52499. PLEASE DO NOT SEND ANY
                           MONEY, CORRESPONDENCE OR NOTICES TO THIS ADDRESS.
                           SEND TO THE ADMINISTRATIVE OFFICE LISTED ABOVE.

in force While coverage under the Policy is active and the insured's life remains insured.

initial premium            The amount you must pay before insurance coverage
                           begins under this Policy. The initial premium is shown on the schedule page of your Policy.

insured                    The person whose life is insured by this Policy.

issue age                  The insured's age on his or her birthday nearest to
                           the Policy date.

lapse When life insurance coverage ends because you do not have enough cash value in the Policy to pay the monthly deduction, the surrender charge and any outstanding loan amount (including any interest you owe on Policy loan(s)), and you have not made a sufficient payment by the end of a grace period.

loan amount                The total amount of all outstanding Policy loans,
                           including both principal and interest due.

loan reserve account       A part of the fixed account to which amounts are
                           transferred as collateral for Policy loans.

maturity date              The Policy anniversary nearest the insured's
                           100th birthday if the insured is living and the Policy is still in force. It is the date when life insurance coverage under this Policy ends. The maturity date may be extended. You may continue coverage, at your option, under the Policy's extended maturity date benefit provision.

minimum no lapse           The amount shown on your Policy schedule page that we
premium                    use during the no lapse period to determine
                           whether a grace period will begin. We will adjust the minimum no lapse premium if you change death benefit options, decrease the specified amount, or add or increase a rider. We make this determination whenever your net surrender value is not enough to meet monthly deductions. When we use the term "minimum no lapse premium" in this prospectus, it has the same meaning as "minimum monthly guarantee premium" or "minimum premium guarantee" in the Policy.

Monthiversary              This is the day of each month when we determine
                           Policy charges and deduct them from cash value. It is the same date each month as the Policy date. If there is no valuation date in the calendar month that coincides with the Policy date, the Monthiversary is the next valuation date.

monthly deduction          The monthly Policy charge, plus the monthly
                           cost of insurance, plus the monthly charge for any riders added to your Policy, plus, if any, the pro rata decrease charge incurred as a result of a decrease in your specified amount.

net surrender value        The amount we will pay you if you surrender the
                           Policy while it is in force. The net surrender value on the date you surrender is equal to: the cash value, minus any surrender charge, minus any outstanding loan amount, minus any interest you owe on Policy loan(s).

no lapse date              The last valuation date of your third Policy year. It
                           is the date prior to which your Policy will not lapse if certain conditions are met, even if the net surrender value is not sufficient to pay the monthly deductions.

planned periodic           A premium payment you make in a level amount at a
premium                    fixed interval over a specified period of time.

Policy date                The date when our underwriting process is complete,
                           the initial premium payment has been received, full life insurance coverage goes into effect and we begin to make the monthly deductions. The Policy date is shown on the schedule page of your Policy. We measure
                           Policy months, years, and anniversaries from the Policy date.

portfolio                  One of the separate investment portfolios of a fund.

premiums All payments you make under the Policy other than loan repayments.

pro rata decrease          Surrender charge that may be imposed upon a decrease
charge                     in specified amount during the first 15 Policy years.

reallocation account       The fixed account. (For New Jersey residents, this
                           account will be the Cash with Application Account.")

reallocation date          The date we reallocate all cash value held in the
                           reallocation account to the fixed account and subaccounts you selected on your application. We place your premium in the reallocation account only if your state requires us to return the full premium in the event you exercise your free-look right. In those states the reallocation date is the record date, plus the number of days in your state's free-look period, plus five days. In all other states, the reallocation date is the record date.

record date                The date we record your Policy on our books as an in
                           force Policy. The record date is the date when, depending on the laws of the state governing your Policy (usually the state where you live), we allocate your premium either to the reallocation account or to the fixed account and the subaccounts you selected on your application.

separate account           The Transamerica Occidental Life Separate Account
                           VUL-3. It is a separate investment account that is divided into subaccounts. We established the separate account to receive and invest net premiums under the Policy and other variable life insurance policies we issue.

specified amount           The minimum death benefit we will pay under the
                           Policy provided the Policy is in force. It is the amount shown on the Policy's schedule page, unless you decrease the specified amount. In addition, we will reduce the specified amount by the dollar amount of any cash withdrawal if you choose Option A (level) death benefit.

subaccount                 A subdivision of the separate account that invests
                           exclusively in shares of one investment portfolio of a fund.

surrender charge           If, during the first 15 Policy years, you fully
                           surrender the Policy, we will deduct a surrender charge from the cash value.

termination                When the insured's life is no longer insured under
                           the Policy.

valuation date             Each day the New York Stock Exchange is open for
                           trading. Transamerica is open for business whenever the New York Stock Exchange is open.

valuation period           The period of time over which we determine the change
                           in the value of the subaccounts. Each valuation period begins at the close of normal trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time on each valuation date) and ends at the close of normal trading of the New York Stock Exchange on the next valuation date.

we, us, our                Transamerica Occidental Life Insurance Company.
  (Transamerica)

written notice             The written notice you must sign and send us to
                           request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine we need to take the action you request, and (3) be received at our administrative office.

you, your (owner           The person entitled to exercise all rights as owner
  or policyowner)          under the Policy.

APPENDIX A
WEALTH INDICES OF INVESTMENTS IN THE U.S. CAPITAL MARKET
================================================================================

         The information below graphically depicts the growth of $1.00 invested in large company stocks, small company stocks, long-term government bonds, Treasury bills, and hypothetical asset returning the inflation rate over the period from the end of 1925 to the end of 2002. All results assume reinvestment of dividends on stocks or coupons on bonds and no taxes. Transaction costs are not included, except in the small stock index starting in 1982.

         Each of the cumulative index values is initialized at $1.00 at year-end 1925. The graph illustrates that large company stocks and small company stocks have the best performance over the entire 77-year period: investments of $1.00 in these assets would have grown to $________ and $________, respectively, by year-end 2002. This higher growth was achieved by investments involving substantial risk. In contrast, long-term government bonds (with an approximate 20-year maturity), which exposed the holder to much less risk, grew to only $_____.

         The lowest-risk strategy over the past 76 years (for those with short-term time horizons) was to buy U.S. Treasury bills. Since U.S. Treasury bills tended to track inflation, the resulting real (inflation-adjusted) returns were near zero for the entire 1925 - 2002 period.

                     GRAPH TO BE PROVIDED IN NEXT AMENDMENT








                                                        COMPOUND ANNUAL RATES OF RETURN BY DECADE

                                 1920S*   1930S    1940S    1950S    1960S    1970S   1980S    1990S   2000S**   1992-01
                                 ------   -----    -----    -----    -----    -----   -----    -----   -------   -------
Large Company..............       19.2%   -0.1%     9.2%    19.4%     7.8%     5.9%   17.5%    18.2%   -10.5%    12.9%
Small Company..............       -4.5     1.4     20.7     16.9     15.5     11.5    15.8     15.1      8.8     15.6
Long-Term Corp.............        5.2     6.9      2.7      1.0      1.7      6.2    13.0      8.3     11.8      8.1
Long-Term Govt.............        5.0     4.9      3.2     -0.1      1.4      5.5    12.6      9.0     12.2      8.7
Inter-Term Govt............        4.2     4.6      1.8      1.3      3.5      7.0    11.9      7.2     10.1      6.7
Treasury Bills.............        3.7     0.6      0.4      1.9      3.9      6.3     8.9      4.9      4.9      4.6
Inflation..................       -1.1    -2.0      5.4      2.2      2.5      7.4     5.1      2.9      2.5      2.5

 *       Based on the period 1926-1929.
**       Based on the period 2000-2001.

Used with permission.(C)2002 Ibbotson Associates, Inc. All rights reserved. [Certain portions of this work were derived from copyrighted works of Roger G. Ibbotson and Rex Sinquefield.]

PROSPECTUS BACK COVER

PERSONALIZED ILLUSTRATIONS OF POLICY BENEFITS

         In order to help you understand how your Policy values could vary over time under different sets of assumptions, we will provide you, without charge, with certain personalized hypothetical illustrations upon request. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and hypothetical rates of return (within limits) that you request. The illustrations also will reflect the arithmetic average portfolio expenses for 2002 and are not a representation or guarantee of investment returns or cash value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.

INQUIRIES

         To learn more about the Policy, you should read the SAI dated the same date as this prospectus. The SAI has been filed with the SEC and is incorporated herein by reference. The table of contents of the SAI is included near the end of this prospectus.

         For a free copy of the SAI, for other information about the Policy, and to obtain personalized illustrations, please contact your agent, or our administrative office at:

                   Transamerica Occidental Life
                   P.O. Box 5068
                   Clearwater, Florida 33758-5068
                   1-800-322-7164
                   Facsimile: 1-727-299-1648
                   (Monday - Friday from 8:30 a.m. - 7:00 p.m. Eastern time)


         More information about the Registrant (including the SAI) may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. For information on the operation of the Public Reference Room, please contact the SEC at 202-942-8090. You may also obtain copies of reports and other information about the Registrant on the SEC's website at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC at 450 Fifth Street, NW, Washington, D.C. 20549-0102. The Registrant's file numbers are listed below.

                                     PART B

                            INFORMATION REQUIRED IN A
                       STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION


MAY 1, 2003

                              TRANSAMERICA ELITE(R)
                                 ISSUED THROUGH
               TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3
                                       BY
                 TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY
                              570 CARILLON PARKWAY
                          ST. PETERSBURG, FLORIDA 33716
                                 1-800-322-7164
                                 (727) 299-1800

This Statement of Additional Information ("SAI") expands upon subjects discussed in the current prospectus for the Transamerica Elite(R) flexible premium variable life insurance policy offered by Transamerica Occidental Life Insurance Company. You may obtain a copy of the prospectus dated May 1, 2003 by calling 1-800-322-7164 (Monday - Friday from 8:30 a.m. - 7:00 p.m. Eastern time), or by writing to the administrative office at, Transamerica Occidental Life, P.O. Box 5068, Clearwater, Florida 33758-5068. The prospectus sets forth information that a prospective investor should know before investing in a Policy. Terms used in this SAI have the same meanings as in the prospectus for the Policy.

    THIS SAI IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUSES FOR THE POLICY AND THE AEGON/TRANSAMERICA SERIES FUND, INC.
              AND THE FIDELITY VARIABLE INSURANCE PRODUCTS FUNDS.

TABLE OF CONTENTS


Glossary ..........................................................................................................      1
The Policy - General Provisions ...................................................................................      4
         Ownership Rights..........................................................................................      4
         Our Right to Contest the Policy...........................................................................      5
         Suicide Exclusion.........................................................................................      5
         Misstatement of Age or Gender.............................................................................      5
         Modifying the Policy......................................................................................      5
         Mixed and Shared Funding .................................................................................      5
         Addition, Deletion, or Substitution of Investments........................................................      6
Additional Information.............................................................................................      6
         Settlement Options........................................................................................      6
         Additional Information about Transamerica and the Separate Account........................................      7
         Legal Matters.............................................................................................      8
         Variations in Policy Provisions...........................................................................      8
         Personalized Illustrations of Policy Benefits.............................................................      8
         Sale of the Policies......................................................................................      8
         Reports to Owners.........................................................................................      9
         Records...................................................................................................      9
         Experts...................................................................................................      9
         Financial Statements......................................................................................     10
Underwriters.......................................................................................................     10
         Underwriting Standards....................................................................................     10
IMSA     ..........................................................................................................     10
Performance Data...................................................................................................     11
         Other Performance Data in Advertising Sales Literature....................................................     11
         Transamerica's Published Ratings..........................................................................     11
Index to Financial Statements......................................................................................     11
         Transamerica Occidental Life Separate Account VUL-3.......................................................     12
         Transamerica Occidental Life Insurance Company............................................................

GLOSSARY

accounts The options to which you can allocate your money. The accounts include the fixed account and the subaccounts in the separate account.

administrative office      Our administrative office and mailing address is P.O.
                           Box 5068, Clearwater, Florida 33758-5068. Our street address is 570 Carillon Parkway, St. Petersburg,
                           Florida 33716. Our phone number is 1-800-322-7164.
                           Our hours are Monday - Friday from 8:30 a.m. - 7:00 p.m. Eastern time. ALL PREMIUM PAYMENTS, LOAN
                           REPAYMENTS, CORRESPONDENCE AND NOTICES SHOULD BE SENT
                           TO THIS ADDRESS.

attained age               The issue age of the person insured, plus the number
                           of completed years since the Policy date.

beneficiary(ies)           The person or persons you select to receive the death
                           benefit from this Policy. You name the primary beneficiary and contingent beneficiaries.

cash value                 The sum of your Policy's value in the subaccounts and
                           the fixed account. If there is a Policy loan outstanding, the cash value includes any amounts held in our fixed account to secure the Policy loan.

death benefit proceeds     The amount we will pay to the beneficiary(ies) on the
                           insured's death. We will reduce the death benefit proceeds by the amount of any outstanding loan amount (including any interest you owe on Policy loan(s)) plus any due and unpaid monthly deductions.

fixed account              An option to which you may allocate net premiums and
                           cash value. We guarantee that any amounts you allocate to the fixed account will earn interest at a declared rate. New Jersey residents: the fixed account is NOT available to you.

free-look period           The limited period of time during which you may
                           return the Policy and receive a refund as described in the prospectus. The length of the free-look period varies by state. The free-look period is listed in the Policy.

funds Investment companies which are registered with the U.S. Securities and Exchange Commission. The Policy allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Policy in the future.

home office                Our home office address is 4333 Edgewood Road, N.E.,
                           Cedar Rapids, Iowa 52499. PLEASE DO NOT SEND ANY
                           MONEY, CORRESPONDENCE OR NOTICES TO THIS ADDRESS;
                           SEND THEM TO THE ADMINISTRATIVE OFFICE.

in force While coverage under the Policy is active and the insured's life remains insured.

initial premium            The amount you must pay before insurance coverage
                           begins under this Policy. The initial premium is shown on the schedule page of your Policy.

insured                    The person whose life is insured by this Policy.

issue age                  The insured's age on his or her birthday nearest to
                           the Policy date.

lapse When life insurance coverage ends because you do not have enough cash value in the Policy to pay the monthly deduction, the surrender charge and any outstanding loan amount (including any interest you owe on Policy loan(s)), and you have not made a sufficient payment by the end of a grace period.

loan amount                The total amount of all outstanding Policy loans,
                           including both principal and interest due.

loan reserve account       A part of the fixed account to which amounts are
                           transferred as collateral for Policy loans.

maturity date              The Policy anniversary nearest the insured's 100th
                           birthday if the insured is living and the Policy is still in force. It is the date when life insurance coverage under this Policy ends. The maturity date may be extended. You may continue coverage, at your option, under the Policy's extended maturity date benefit provision.

minimum no                 The amount shown on your Policy schedule page that we
  lapse premium            use during the no lapse period to determine whether a
                           grace period will begin. We will adjust the minimum no lapse premium if you change death benefit options, decrease the specified amount, or add, increase or decrease a rider. We make this determination whenever your net surrender value is not enough to meet monthly deductions. When we use the term "minimum no lapse premium" in this SAI, it has the same meaning as "minimum monthly guarantee premium" or "minimum premium guarantee" in the Policy.

Monthiversary              This is the day of each month when we determine
                           Policy charges and deduct them from cash value. It is the same date each month as the Policy date. If there is no valuation date in the calendar month that coincides with the Policy date, the Monthiversary is the next valuation date.

monthly deduction          The monthly Policy charge, plus the monthly cost of
                           insurance, plus the monthly charge for any riders added to your Policy, plus, if any, the pro rata decrease charge incurred as a result of a decrease in your specified amount.

net surrender value        The amount we will pay you if you surrender the
                           Policy while it is in force. The net surrender value on the date you surrender is equal to: the cash value, minus any surrender charge, minus any outstanding loan amount, and minus any interest you owe on Policy loan(s).

no lapse date              The last valuation date of your third Policy year.
                           It is the date prior to which your Policy will not lapse if certain conditions are met, even if the net surrender value is not sufficient to pay the monthly deductions

no lapse period            The period of time between the Policy date and the no
                           lapse date during which the Policy will not lapse if certain conditions are met.

planned periodic           A premium payment you make in a level amount at a
  premium                  fixed interval over a specified period of time.

Policy date                The date when our underwriting process is complete,
                           the initial premium payment has been received, full life insurance coverage goes into effect and we begin to make the monthly deductions. The Policy date is shown on the schedule page of your Policy. We measure
                           Policy months, years, and anniversaries from the Policy date.

portfolio                  One of the separate investment portfolios of a fund.

premiums All payments you make under the Policy other than loan repayments.

reallocation               The fixed account. (For New Jersey residents, this
  account                  account will be the "Cash with Application Account.")

reallocation date          The date we reallocate all cash value held in the
                           reallocation account to the fixed account and subaccounts you selected on your application. We place your premium in the reallocation account only if your state requires us to return the full premium in the event you exercise your fee-look right. In those states the reallocation date is the Policy date, plus the number of days in your state's free-look period, plus five days. In all other states, the reallocation date is the Policy date.

record date                The date we record your Policy on our books as an in
                           force Policy.

separate account           The Transamerica Occidental Life Separate Account
                           VUL-3. It is a separate investment account that is divided into subaccounts. We established the separate account to receive and invest net premiums under the Policy and other variable life insurance policies we issue.

specified amount           The minimum death benefit we will pay under the
                           Policy provided the Policy is in force. It is the amount shown on the Policy's schedule page, unless you decrease the specified amount. In addition, we will reduce the specified amount by the dollar amount of any cash withdrawal if you choose the Option A
                           (level) death benefit.

subaccount                 A subdivision of the separate account that invests
                           exclusively in shares of one investment portfolio of a fund.

surrender charge           If during the first 15 Policy years you fully
                           surrender the Policy, we will deduct a surrender charge from the cash value.

termination                When the insured's life is no longer insured under
                           the Policy.

valuation date             Each day the New York Stock Exchange is open for
                           trading. Transamerica is open for business whenever the New York Stock Exchange is open.

valuation period           The period of time over which we determine the change
                           in the value of the subaccounts. Each valuation period begins at the close of normal trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time on each valuation date) and ends at the close of normal trading of the New York Stock Exchange on the next valuation date.

we, us, our                Transamerica Occidental Life Insurance Company.
  (Transamerica)

written notice             The written notice you must sign and send us to
                           request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine we need to take the action you request, and (3) be received at our administrative office.

you, your (owner           The person entitled to exercise all rights as owner
    or policyowner)        under the Policy.

In order to supplement the description in the prospectus, the following provides additional information about Transamerica and the Policy, which may be of interest to a prospective purchaser.

THE POLICY - GENERAL PROVISIONS

OWNERSHIP RIGHTS

         The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. The owner is the insured unless the application specifies a different person as the insured. If the owner dies before the insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate. The owner may exercise certain rights described below.

CHANGING THE OWNER         -        Change the owner by providing written notice
                                    to us at our administrative office at any time while the insured is alive and the Policy is in force.

                           - Change is effective as of the date that the written notice is accepted by us at our administrative office.

                           - Changing the owner does not automatically change the beneficiary.

                           - Signature of the owner's spouse is required if the owner is a resident of California, Nevada or Washington.

                           -        Changing the owner may have tax
                                    consequences. You should consult a tax
                                    advisor before changing the owner.

                           - We are not liable for payments we made before we received the written notice at our administrative office.

CHOOSING THE BENEFICIARY   -        The owner designates the beneficiary (the
                                    person to receive the death benefit when the insured dies) in the application.

                           - If the owner designates more than one beneficiary, then each beneficiary shares equally in any death benefit proceeds unless the beneficiary designation states otherwise.

                           - If the beneficiary dies before the insured, then any contingent beneficiary becomes the beneficiary.

                           - If both the beneficiary and contingent beneficiary die before the insured, then the death benefit will be paid to the owner or the owner's estate upon the insured's death.

CHANGING THE BENEFICIARY   -        The owner changes the beneficiary by
                                    providing written notice to us at our
                                    administrative office.

                           - Change is effective as of the date the owner signs the written notice.

                           - Signature of the owner's spouse is required if the owner is a resident of California, Nevada or Washington.

                           - We are not liable for any payments we made before we received the written notice at our administrative office.

ASSIGNING THE POLICY       -        The owner may assign Policy rights while the
                                    insured is alive.

                           - Signature of the owner's spouse is required if the owner is a resident of California, Nevada or Washington.

                           - The owner retains any ownership rights that are not assigned.

                           - Assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment. Any amount payable to the assignee will be paid in a lump sum.

                           - Claims under any assignment are subject to proof of interest and the extent of the assignment.

                           -        We are not:

                                    ->       bound by any assignment unless we
                                             receive a written notice of the
                                             assignment at our administrative
                                             office;

                                    ->       responsible for the validity of any
                                             assignment;

                                    ->       liable for any payment we made
                                             before we received written notice
                                             of the assignment at our
                                             administrative office; or

                                    ->       bound by any assignment which
                                             results in adverse tax consequences
                                             to the owner, insured(s) or
                                             beneficiary(ies).

                           -        Assigning the Policy may have tax
                                    consequences. You should consult a tax
                                    advisor before assigning the Policy.

OUR RIGHT TO CONTEST THE POLICY

         In issuing this Policy, we rely on all statements made by or for the insured in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy's validity or may resist a claim under the Policy.

         In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy has been in force during the insured's lifetime for two years from the Policy date, or if reinstated, for two years from the date of reinstatement.

SUICIDE EXCLUSION

         If the insured commits suicide, while sane or insane, within two years of the Policy date (or two years from the reinstatement date, if the Policy lapses and is reinstated), the Policy will terminate and our liability is limited to an amount equal to the premiums paid, less any outstanding loan amount, and less any cash withdrawals. We will pay this amount to the beneficiary in one sum.

MISSTATEMENT OF AGE OR GENDER

         If the age or gender of the insured was stated incorrectly in the application or any supplemental application, then the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the insured's correct age and gender.

MODIFYING THE POLICY

         Only our President or Secretary may modify this Policy or waive any of our rights or requirements under this Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in this Policy.

         If we modify the Policy, we will provide you notice and we will make appropriate endorsements to the Policy.

MIXED AND SHARED FUNDING

         In addition to the separate account, shares of the portfolios are also sold to other separate accounts that we (or our affiliates) establish to support variable annuity contracts and variable life insurance policies. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Neither the funds nor we currently foresee any such disadvantages, either to variable life insurance policyowners or to variable annuity contract owners. However, the funds' Board of Directors/Trustees will monitor events in order to identify any material conflicts between the interests of such variable life insurance policyowners and variable annuity contract owners, and will determine what action, if any, it should take. Such action could include the sale of portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners.

         If a fund's Board of Directors/Trustees were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Western Reserve will bear the attendant expenses, but variable life insurance policyowners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.

ADDITION, DELETION, OR SUBSTITUTION OF INVESTMENTS

         We do not guarantee that each portfolio will always be available for investment through the Policy. We reserve the right, subject to compliance with applicable law, to add new portfolios, close existing portfolios, or substitute portfolio shares that are held by any subaccount for shares of a different portfolio. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgement further investment in any portfolio would become inappropriate in view of the purposes of the separate account. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the separate account securities from other portfolios. We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs.

         We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with specified investment objectives. We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant. We will make any new subaccounts available to existing owners on a basis we determine. We may also eliminate one or more subaccounts for the same reasons as stated above.

         In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the separate account may be (1) operated as a management company under the 1940 Act,
(2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee, or (4) combined with one or more other separate accounts, or subaccounts.

ADDITIONAL INFORMATION

SETTLEMENT OPTIONS

         If you surrender the Policy, you may elect to receive the net surrender value in either a lump sum or as a series of regular income payments under one of the three settlement options described below. In either event, life insurance coverage ends. Also, when the insured dies, the beneficiary may apply the lump sum death benefit proceeds to one of the same settlement options. If the regular payment under a settlement option would be less than $20, we will instead pay the proceeds in one lump sum. We may make other settlement options available in the future.

         Once we begin making payments under a settlement option, you or the beneficiary will no longer have any value in the subaccounts or the fixed account. Instead, the only entitlement will be the amount of the regular payment for the period selected under the terms of the settlement option chosen. Depending upon the circumstances, the effective date of a settlement option is the surrender date or the insured's date of death.

         Under any settlement option, the dollar amount of each payment will depend on four things:

         - the amount of the surrender on the surrender date or death benefit proceeds on the insured's date of death;

         - the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3.0%);

         -        the mortality tables we use; and

         -        the specific payment option(s) you choose.

OPTION 1--EQUAL MONTHLY         -   We will pay the proceeds, plus interest, in
INSTALLMENTS FOR A FIXED PERIOD     equal monthly installments for a period of
                                    your choice, but not longer than 240 months.

                                - We will stop making payments once we have made all the payments for the period selected.

OPTION 2--EQUAL MONTHLY      At your or the beneficiary's direction, we will
INSTALLMENTS FOR             make equal monthly installments:
LIFE (LIFE INCOME)
                             -      only for the life of the payee, at the end
                                    of which payments will end; or

                             - for the longer of the payee's life, or for 10 years if the payee dies before the end of the first 10 years of payments; or

                             - for the longer of the payee's life, or until the total amount of all payments we have made equals the proceeds that were applied to the settlement option.

OPTION 3--EQUAL MONTHLY      -      We will make equal monthly payments during
INSTALLMENTS FOR THE LIFE           the joint lifetime of two persons, first
OF THE PAYEE AND THEN TO            to a chosen payee, and then to a co-payee,
A DESIGNATED SURVIVOR               if living, upon the death of the payee.
(JOINT AND SURVIVOR)
                             -      Payments to the co-payee, if living, upon
                                    the payee's death will equal either:

                                    ->       the full amount paid to the payee
                                             before the payee's death; or

                                    ->       two-thirds of the amount paid to
                                             the payee before the payee's
                                             death.
                             - All payments will cease upon the death of the co-payee.

ADDITIONAL INFORMATION ABOUT TRANSAMERICA AND THE SEPARATE ACCOUNT

         Transamerica is a stock life insurance company that is wholly-owned by Transamerica Insurance Corporation, which, in turn, is a subsidiary of Transamerica Corporation, which, in turn is wholly-owned by AEGON, N.V. Transamerica's administrative office is located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202 and the mailing address is P.O. Box 5068, Clearwater, Florida 33758-5068. Transamerica's home office is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa.

         Transamerica was incorporated in 1906 under the laws of California and was subject to regulation by the Insurance Department of the State of California, as well as by the insurance departments of all other states and jurisdictions in which it does business. Effective December 31, 2000, the state of domicile for Transamerica was changed to Iowa. Transamerica is licensed to sell insurance in all states (except New York), Puerto Rico, Guam, District of Columbia, American Samoa, Virgin Islands, Hong Kong and Taiwan. Transamerica submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business. The Policy described in the prospectus has been filed with, and where required, approved by, insurance officials in those jurisdictions in which it is sold.

         Transamerica established the separate account as a separate investment account under California law in 1996. We own the assets in the separate account and are obligated to pay all benefits under the Policies. The separate account is used to support other life insurance policies of Transamerica, as well as for other purposes permitted by law. The separate account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a "separate account" within the meaning of the federal securities laws.

         Transamerica holds the assets of the separate account physically segregated and apart from the general account. Transamerica maintains records of all purchases and sales of portfolio shares by each of the subaccounts.

LEGAL MATTERS

         Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws. All matters of Iowa law pertaining to the Policy have been passed upon by Thomas E. Pierpan, Vice President of Transamerica.

VARIATIONS IN POLICY PROVISIONS

         Certain provisions of the Policy may vary from the descriptions in the prospectus, depending on when and where the Policy was issued, in order to comply with different state laws. These variations may include restrictions on use of the fixed account and different interest rates charged and credited on Policy loans. Please refer to your Policy, since any variations will be included in your Policy or in riders or endorsements attached to your Policy.

PERSONALIZED ILLUSTRATIONS OF POLICY BENEFITS

         In order to help you understand how your Policy values would vary over time under different sets of assumptions, we will provide you with certain personalized illustrations upon request. These will be based on the age and insurance risk characteristics of the insured persons under your Policy and such factors as the specified amount, death benefit option, premium payment amounts, and rates of return (within limits) that you request.

         The illustrations also will reflect the average portfolio expenses for 2002 and are not a representation or guarantee of investment returns or cash value. You may request illustrations that reflect the expenses of the portfolios in which you intend to invest.

SALE OF THE POLICIES

         The Policy will be sold by individuals who are licensed as our life insurance agents and who are also registered representatives of broker-dealers having written sales agreements for the Policy with Transamerica and AFSG Securities Corporation ("AFSG"), the principal underwriter of the Policy. AFSG and Transamerica are affiliates. AFSG is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. ("NASD"). AFSG was organized on March 12, 1986 under the laws of the State of Pennsylvania. The Principal Underwriting Agreement between AFSG and Transamerica on behalf of its separate account went into effect November 1, 1999. More information about AFSG is available at http://www.nasdr.com or by calling 1-800-289-9999. The sales commission payable to Transamerica agents or other registered representatives may vary with the sales agreement, but it is not expected to be greater than:

         - 65% of all premiums you make during the first Policy year, PLUS

         -        2% of all premiums you make during Policy years 2 - 10.

We will pay an additional sales commission of up to 0.15% of the Policy's cash value on the fifth Policy anniversary and each anniversary thereafter where the cash value (minus amounts attributable to loans) equals at least $10,000. In addition, certain production, persistency and managerial bonuses may be paid.

         To the extent permitted by NASD rules, promotional incentives or payments may also be provided to broker-dealers based on sales volumes, the assumption of wholesaling functions or other sales-related criteria. Payments may also be made for other services that do not directly involve the sale of the Policies. These services may include the recruitment and training of personnel, production of promotional literatures, and similar services.

         We intend to recoup commissions and other sales expenses through: the premium expense charge, the cost of insurance charge, the mortality and expense risk charge, and earnings on amounts allocated under the Policies to the fixed account and the loan account. Commissions paid on sales of the Policies, including other sales incentives, are not directly charged to policyowners.

         We offer the Policies to the public on a continuous basis. We anticipate continuing to offer the Policies, but reserve the right to discontinue the offering. We intend to recoup commissions and other sales expenses through fees and charges imposed under the Policy. Commissions paid on the Policy, including other incentives or payments, are not charged directly to the policyowners or the separate account.

         AFSG Securities Corporation, the principal underwriter for the Policy, will receive the 12b-1 fees assessed against the Fidelity VIP Funds shares held for the Policies as compensation for providing certain shareholder support services. AFSG will also receive an additional fee based on the value of shares of the Fidelity VIP Funds held for the Policies as compensation for providing certain recordkeeping services.

         During fiscal years 2002, 2001 and 2000, AFSG received $72,075,590, $56,595,212 and $113,821,344, respectively, as sales compensation with respect to the Policies. No amounts were retained by AFSG.

REPORTS TO OWNERS

         At least once each year, or more often as required by law, we will mail to policyowners at their last known address a report showing the following information as of the end of the report period:

- the current cash value             - any activity since the last report
- the current net surrender value    - projected values
- the current death benefit          - investment experience of each subaccount
- outstanding loans                  - any other information required by law

         You may request additional copies of reports, but we may charge a fee for such additional copies. In addition, we will send written confirmations of any premium payments and other financial transactions you request including: changes in specified amount, changes in death benefit option, transfers, partial withdrawals, increases in loan amount, loan interest payments, loan repayments, lapses and reinstatements. We also will send copies of the annual and semi-annual report to shareholders for each portfolio in which you are indirectly invested.

RECORDS

         We will maintain all records relating to the separate account and the fixed account.

EXPERTS

         The financial statements and highlights of Transamerica Occidental Life Separate Account VUL-3 at December 31, 2002 and for the periods indicated thereon, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

         The statutory-basis financial statements and schedules of Transamerica at December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, appearing in this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein, and are included in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

         Actuarial matters included in this SAI have been examined by Lorne Schinbein, Vice President and Managing Actuary of Transamerica, as stated in the opinion filed as an exhibit to the registration statement.

FINANCIAL STATEMENTS

         Transamerica's financial statements and schedules appear on the following pages. These financial statements and schedules should be distinguished from the separate account's financial statements and you should consider these financial statements and schedules only as bearing upon Transamerica's ability to meet our obligations under the Policies. You should not consider our financial statements and schedules as bearing upon the investment performance of the assets held in the separate account.

         Transamerica's financial statements and schedules at December 31, 2002 and 2001 and for each of the three years in the period ended December 31, 2002, have been prepared on the basis of statutory accounting principles rather than accounting principles generally accepted in the United States.

UNDERWRITERS

UNDERWRITING STANDARDS

         This Policy uses mortality tables that distinguish between men and women. As a result, the Policy pays different benefits to men and women of the same age. Montana prohibits our use of actuarial tables that distinguish between males and females to determine premiums and policy benefits for policies issued on the lives of its residents. Therefore, we will base the premiums and benefits in Policies that we issue in Montana, to insure residents of that state, on actuarial tables that do not differentiate on the basis of gender.

         Your cost of insurance charge will depend on the insured's gender and attained age, the Policy duration, specified amount, net amount at risk and rate class. We currently place insureds into the following standard rate classes:

         -        ultimate select, non-tobacco use;

         -        select, non-tobacco use;

         -        ultimate standard, tobacco use;

         -        standard, tobacco use; and

         -        juvenile-under age 18.

         We also place insureds in various sub-standard rate classes, which involve a higher mortality risk and higher charges. We generally charge higher rates for insureds who use tobacco. We currently charge lower cost of insurance rates for insureds who are in an "ultimate class." An ultimate class is only available if our underwriting guidelines require you to take a blood test because of the specified amount you have chosen. For Policies with a specified amount of $250,000 or more, we generally charge a lower rate.

IMSA

         We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance, long-term care insurance and annuity products. Through its Principles and Code of Ethical Market Conduct, IMSA encourages its member companies to develop and implement policies and procedures to promote sound market practices. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards. You may find more information about IMSA and its ethical standards at www.imsaethics.org in the "Consumer" section or by contacting IMSA at 240-497-2900.

PERFORMANCE DATA

OTHER PERFORMANCE DATA IN ADVERTISING SALES LITERATURE

         We may compare each subaccount's performance to the performance of:

         -        other variable life issuers in general;

         - variable life insurance policies which invest in mutual funds with similar investment objectives and policies, as reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar"); and other services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's Personal Finance, and Fortune);

                  -> Lipper and Morningstar rank variable annuity contracts and variable life policies. Their performance analysis ranks such policies and contracts on the basis of total return, and assumes reinvestment of distributions; but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.

         - the Standard & Poor's Index of 500 Common Stocks, or other widely recognized indices;

                  -> unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or

         -        other types of investments, such as:

                  ->       certificates of deposit;

                  ->       savings accounts and U.S. Treasuries;

                  ->       certain interest rate and inflation indices (e.g.,
                          the Consumer Price Index); or

                  -> indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Donoghue Money Market Institutional Average, Lehman Brothers Corporate Bond Index, or Lehman Brothers Government Bond Index).

TRANSAMERICA'S PUBLISHED RATINGS

         We may publish in advertisements, sales literature, or reports we send to you the ratings and other information that an independent ratings organization assigns to us. These organizations include: A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Insurance Rating Services, and Fitch Ratings. These ratings are opinions regarding an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. These ratings do not apply to the separate account, the subaccounts, the funds or their portfolios, or to their performance.

INDEX TO FINANCIAL STATEMENTS

TRANSAMERICA OCCIDENTAL LIFE SEPARATE ACCOUNT VUL-3:

         Report of Independent Auditors, dated January 31, 2003

         Statements of Assets and Liabilities at December 31, 2002

         Statements of Operations for the year ended December 31, 2002

         Statements of Changes in Net Assets for the years ended December 31, 2002 and 2001

         Notes to the Financial Statements

TRANSAMERICA OCCIDENTAL LIFE INSURANCE COMPANY

         Report of Independent Auditors, dated February __, 2003

         Statutory-Basis Balance Sheets at December 31, 2002 and 2001

         Statutory-Basis Statements of Operations for the years ended December 31, 2002, 2001 and 2000

         Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 2002, 2001 and 2000

         Statutory-Basis Statements of Cash Flow for the years ended December 31, 2002, 2001 and 2000

         Notes to Financial Statements--Statutory-Basis

         Statutory-Basis Financial Statement Schedules

                           PART C - OTHER INFORMATION

Item 27. Exhibits

         (a) Resolution of the Board of Directors of Western Reserve establishing the separate account (1)

         (b)      Not Applicable

         (c)      Distribution of Policies

                  (i)      Form of Variable Insurance Products Sales Agreement
                           (2)

                  (ii)     Principal Underwriting Agreement (1)

         (d)      (i)      Specimen Flexible Premium Variable Life Insurance
                           Policy (1)

                  (ii)     Children's Insurance Rider (2)

                  (iii)    Terminal Illness Accelerated Death Benefit Rider (2)

                  (iv)     Other Insured Rider (2)

                  (v)      Primary Insured Rider and Primary Insured Rider Plus
                           (2)

                  (vi)     Disability Waiver Rider (2)

                  (vii)    Disability Waiver and Income Rider (2)

                  (viii)   Accidental Death Benefit Rider (2)

                  (ix)     Dollar Cost Averaging Endorsement (2)

                  (x)      Asset Rebalancing Program Endorsement (2)

         (e)      Application for Flexible Premium Life Insurance Policy (2)

         (f)      (i)      Restated Articles of Incorporation of Transamerica
                           (3)

                  (ii)     Restated By-Laws of Transamerica (3)

         (g)      Not Applicable

         (h)      (i)      Participation Agreement Among Variable Insurance
                           Products Fund, Fidelity Distributors Corporation and
                           Transamerica (2)

                  (ii) Participation Agreement Among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Transamerica (2)

                  (iii) Participation Agreement Among Variable Insurance Products Fund III, Fidelity Distributors Corporation and Transamerica (2)

                  (iv) Participation Agreement Among Transamerica Variable Insurance Fund, Inc., Transamerica Investment Management, LLC and Transamerica (2)

                  (v) Amendment No. 13 to Participation Agreement Among WRL Series Fund, Inc., PFL Life Insurance Company, AUSA Life Insurance Company, Inc., Peoples Benefit Life Insurance Company and Transamerica dated April 17, 2000 (4)

         (i)      Not Applicable

         (j)      Not Applicable

         (k) Opinion and Consent of Thomas E. Pierpan, Esq. as to Legality of Securities Being Registered (6)

         (l) Opinion and Consent of Lorne Schinbein as to Actuarial Matters Pertaining to the Securities Being Registered (6)

         (m)      Not Applicable

         (n)      Other Opinions:

                  (i)      Written Consent of Sutherland Asbill & Brennan LLP
                           (6)

                  (ii)     Written Consent of Ernst & Young LLP (6)

         (o)      Not Applicable

         (p)      Not Applicable

         (q) Memorandum describing issuance, transfer and redemption procedures (2)

         (r)      Powers of Attorney (3)(5)


----------
(1) This exhibit was previously filed on the Initial Registration Statement to Form S-6 Registration Statement dated November 30, 1999 (File No. 333-91851) and is incorporated herein by reference.

(2) This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form S-6 Registration Statement dated April 18, 2000 (File No. 333-91851) and is incorporated herein by reference.

(3) This exhibit was previously filed on the Initial Registration Statement to Form S-6 Registration Statement dated October 14, 1997 (File No. 333-37883) and is incorporated herein by reference.

(4) This exhibit was previously filed on Post-Effective Amendment No. 1 to Form S-6 Registration Statement dated April 26, 2001 (File No. 333-91851) and is incorporated herein by reference.

(5) This exhibit was previously filed on Post-Effective Amendment No. 2 to Form S-6 Registration Statement dated April 24, 2002 (File No. 333-91851) and is incorporated herein by reference.

(6)      To be filed by amendment.

Item 28. Directors and Officers of the Depositor

       Name               Principal Business Address        Position and Offices with Depositor
       ----               --------------------------        -----------------------------------

   Ron F. Wagley                    (1)                     Director and President
 Brenda K. Clancy                   (1)                     Director and Senior Vice President
Douglas C. Kolsrud                  (1)                     Director and Senior Vice President
  Craig D. Vermie                   (1)                     Director, Vice President and Counsel
   Diane Meiners                    (1)                     Director and Vice President

----------
(1)      4333 Edgewood Road, N.E., Cedar Rapids, IA  52499-0001

Item 29. Persons Controlled by or Under Common Control with the Depositor or Registrant

VERENIGING AEGON - Netherlands Membership Association
AEGON N.V. (Netherlands) (32.47%)
    AEGON Nederland N.V. (Netherlands) (100%)
    AEGON Nevak Holding B.V. (Netherlands) (100%)
    AEGON Derivatives N.V. (Netherlands) (100%)
    Transamerica Corporation and subsidiaries (DE) (100%)
    AEGON DMS Holding B.V. (Netherlands) (100%)
       Canadian Premier Holdings Ltd (Canada) (100%)
           Canadian Premier Life Insurance Company (Canada) (100%)
           Legacy General Insurance Company (Canada) (100%)
       Cornerstone International Holdings Ltd (UK) (100%)
           Cornerstone International Marketing Ltd (UK) (100%)
           Stonebridge International Insurance Ltd (UK) (100%)
       Transamerica Direct Marketing Korea Ltd (Korea) (100%)
       Transamerica Direct Marketing Japan K.K. (Japan) (100%)
       Transamerica Direct Marketing Asia Pacific Pty Ltd (Australia) (100%)
           Transamerica Insurance Marketing Asis Pacific Pty Ltd (Australia)
             (100%)
           Transamerica Direct Marketing Australia Pty Ltd (Australia) (100%) AEGON INTERNATIONAL N.V. (Netherlands) (100%)
       The AEGON Trust - voting trust - (Advisory Board: - Donald J. Shepard,
         Joseph B. M. Streppel,
          Dennis Hersch) (DE) (100%)
          AEGON U.S. Holding Corporation (DE) (100%)
             CORPA Reinsurance Company (NY) (100%)
             AEGON Management Company (IN) (100%)
             Short Hills Management Company (NJ) (100%)
             AEGON U.S. Corporation (IA) (76.05%)
                Commonwealth General Corporation and subsidiaries (DE) (100%) AEGON USA, Inc. (IA) (100%)
                   RCC North America LLC (DE) (100%)
                   Transamerica Holding Company, L.L.C. (DE) (100%)
                      Veterans Life Insurance Company (IL) (100%)
                         Peoples Benefit Services, Inc. (PA) (100%)
                         Veterans Life Insurance Agency, Inc. (MD) (100%)
                      Transamerica Life Insurance Company (IA) (100%)
                         Professional Life & Annuity Insurance Company (AZ)
                           (100%)
                         AEGON Financial Services Group, Inc. (MN) (100%)
                            AEGON Assignment Corporation of Kentucky (KY) (100%) AEGON Assignment Corporation (IL) (100%)

                            Transamerica Financial Institutions, Inc. (MN)
                              (100%)
                         AEGON Funding Corp. (DE) (100%)
                         AEGON USA Investment Management LLC (IA) (100%)
                         First AUSA Life Insurance Company - insurance holding
                           co. (MD) (100%)
                            AUSA Life Insurance Company, Inc. - insurance (NY)
                              (100%)
                            United Financial Services, Inc. (MD) (100%)
                            Monumental General Casualty Company (MD) (100%) Bankers Financial Life Insurance Company (AZ) (100%) The Whitestone Corporation (MD) (100%)
                            Cadet Holding Corp. (IA) (100%)
                            Monumental General Life Insurance Co. of Puerto
                              Rico (PR) (51%)
                            Iowa Fidelity Life Insurance Company (AZ) (100%) Southwest Equity Life Insurance Company (AZ) (100%) Life Investors Insurance Company of America -
                              insurance (IA) (100%)
                               Life Investors Alliance LLC (DE) (100%)
                            Western Reserve Life Assurance Co. of Ohio -
                              insurance (OH) (100%)
                               WRL Insurance Agency, Inc. (CA) (100%)
                                  WRL Insurance Agency of Alabama, Inc. (AL)
                                    (100%)
                                  WRL Insurance Agency of Massachusetts, Inc.
                                    (MA) (100%)
                                  WRL Insurance Agency of Nevada, Inc. (NV)
                                    (100%
                                  WRL Insurance Agency of Wyoming, Inc. (WY)
                                    (100%)
                                  WRL Insurance Agency of Texas (TX) (100%)
                               AEGON Equity Group, Inc. (FL) (100%)
                               AEGON/Transamerica Fund Services, Inc. - transfer
                                 agent (FL) (100%)
                               AEGON/Transamerica Fund Advisers, Inc. -
                                 investment adviser (FL) (77%)
                               World Financial Group Insurance Agency, Inc.
                                 (CA) (100%)
                                  World Financial Group Insurance Agency of
                                    Alabama, Inc. (AL) (100%)
                                  World Financial Group Insurance Agency of
                                    Hawaii, Inc. (HI) (100%)
                                  World Financial Group Insurance Agency of
                                    Massachusetts, Inc. (MA) (100%)
                                  World Financial Group Insurance Agency of
                                    Puerto Rico, Inc. (PR) (100%)
                                  World Financial Group Insurance Agency of New
                                    Mexico (NM) (100%)
                                  World Financial Group Insurance Agency of
                                    Wyoming, Inc. (WY) (100%)
                                  WFG Property & Casualty Insurance Agency,
                                    Inc. (GA) (100%)
                                     WFG Property & Casualty Insurance Agency
                                       of Alabama, Inc. (AL) (100%)
                                     WFG Property & Casualty Insurance Agency
                                       of California, Inc. (CA) (100%)
                                     WFG Property & Casualty Insurance Agency
                                       of Mississippi, Inc. (MS) (100%)
                                     WFG Property & Casualty Insurance Agency
                                       of Nevada, Inc. (NV) (100%)
                                     WFG Property & Casualty Insurance Agency
                                       of Wyoming, Inc. (WY) (100%)
                                     WFG Property & Casualty Insurance Agency
                                       of Texas, Inc. (TX) (100%)
                         AUSA Holding Company - holding company (MD) (100%)
                            AEGON USA Investment Management, Inc. - investment
                              adviser (IA) (100%)
                            AEGON USA Securities, Inc. - broker-dealer (IA)
                              (100%)
                            Transamerica Capital, Inc. (CA) (100%)
                            Universal Benefits Corporation - third party
                              administrator (IA) (100%)
                            Investors Warranty of America, Inc. - provider of
                              automobile extended maintenance contracts (IA) (100%)
                            Massachusetts Fidelity Trust Company - trust
                              company (IA) (100%)
                            Roundit, Inc. (MD) (50%)
                            Long, Miller & Associates LLC (CA) (33-1/3%)
                            Diversified Investment Advisors, Inc. - investment
                              adviser (DE) (100%)
                               Diversified Investors Securities Corp. - broker-
                                 dealer (DE) (100%)
                               George Beram & Company, Inc. (MA) (100%)
                            Creditor Resources, Inc. - credit insurance (MI)
                              (100%)
                               Premier Solutions Group, Inc. (MD) (100%)
                               CRC Creditor Resources Canadian Dealer Network
                                 Inc. - insurance agency (Canada) 100%)
                            Money Services, Inc. - financial counseling for
                              employees and agents of affiliated companies (DE) (100%)
                               ORBA Insurance Services, Inc. (CA) (40.15%)
                               ADB Corporation LLC (DE) (100%)
                               AEGON USA Travel and Conference Services LLC -
                                 travel services (IA) (100%)

                               Great Companies, L.L.C. (IA) (30%)
                            Zahorik Company, Inc. - broker-dealer  (CA) (100%)
                               ZCI, Inc. (AL) (100%)
                               Zahorik Texas, Inc. (TX) (100%)
                            Monumental General Insurance Group, Inc. - holding
                              company  (MD) (100%)
                               Monumental General Mass Marketing, Inc. -
                                 marketing (MD) (100%)
                               Trip Mate Insurance Agency, Inc. (KS) (100%)
                               Monumental General Administrators, Inc. (MD)
                                 (100%)
                                  National Association Management and Consultant
                                    Services, Inc. (MD) (100%)
                            AEGON Asset Management Services, Inc. (DE) (100%)
                               World Group Securities, Inc. (DE) (100%)
                               World Financial Group, Inc. (DE) (100%)
                            InterSecurities, Inc. - broker-dealer  (DE) (100%)
                               World Financial Group Insurance Agency of Ohio,
                                 Inc. (OH) (100%)
                            AEGON/Transamerica Fund Advisers, Inc. - investment
                              adviser (FL) (23%)
                            AEGON USA Realty Advisors Inc. - real estate
                              investment services  (IA) (100%)
                               RCC Properties Limited Partnership (IA) (100%) QSC Holding, Inc. (DE) (100%)
                               Realty Information Systems, Inc. - information
                                 systems for real estate investment
                               management  (IA) (100%)
                               AEGON USA Real Estate Services, Inc. (DE) (100%) Real Estate Alternatives Portfolio 1 LLC (DE)
                                 (100%)

Item 30. Indemnification

         Provisions exist under the Iowa Code, the Restated Articles of Incorporation and Restated Bylaws of Transamerica whereby Transamerica may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                                    Iowa Code

Sections 490.850 et seq. Indemnification of agent of corporation in proceedings or actions.

         The Iowa Code (Sections 490.850 et. seq.) provides for permissive indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The code also specifies procedures for determining when indemnification payments can be made.

               Restated Articles of Incorporation of Transamerica

                                      FIFTH

The liability of the directors of the corporation for monetary damages shall be eliminated to the fullest extent permissible under California law.

                                      SIXTH

The corporation is authorized to provide indemnification of agents (as defined in Section 317 of the California Corporations Code) through by-law provisions, agreements with the agents, vote of shareholders or disinterested directors, or otherwise, in excess of the indemnification otherwise permitted by Section 317 of the California Corporations Code subject only to the limits on excess indemnification set forth in Section 204 of the California Corporations Code. The corporation is further authorized to provide insurance for agents as set forth in Section 317 of the California Corporations Code, provided that, in cases where the corporation owns all or a portion of the shares of the company issuing the insurance policy, the company and/or the policy must meet one of the two sets of conditions set forth in Section 317, as amended.

                         Restated Bylaws of Transamerica

                                    ARTICLE V

          INDEMNIFICATION OF OFFICERS, DIRECTORS, EMPLOYEES AND AGENTS

Section 1.        Right to Indemnification.

Each person who was or is a party or is threatened to be made a party to or is involved, even as a witness, in any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative (hereafter a "Proceeding"), by reason of the fact that he, or a person of whom he is the legal representative, is or was a director, officer, employee, or agent of the corporation or is or was serving at the request of the corporation as a director, officer, employee or agent of another foreign or domestic corporation partnership, joint venture, trust, or other enterprise, or was a director, officer, employee, or agent of a foreign or domestic corporation that was a predecessor corporation of the corporation or of another enterprise at the request of such predecessor corporation, including service with respect to employee benefit plans, whether the basis of the Proceeding is alleged action in an official capacity as a director, officer, employee, or agent or in any other capacity while serving as a director, officer, employee, or agent (hereafter an "Agent"), shall be indemnified and held harmless by the corporation to the fullest extent authorized by statutory and decisional law, as the same exists or may hereafter be interpreted or amended (but, in the case of any such amendment or interpretation, only to the extent that such amendment or interpretation permits the corporation to provide broader indemnification rights than were permitted prior thereto) against all expenses, liability, and loss (including attorneys' fees, judgments, fines, ERISA excise taxes and penalties, amounts paid or to be paid in settlement, any interest, assessments, or other charges imposed thereon, and any federal, state, local, or foreign taxes imposed on any Agent as a result of the actual or deemed receipt of any payments under this Article) incurred or suffered by such person in connection with investigating, defending, being a witness in, or participating in (including on appeal), or preparing for any of the foregoing, in any Proceeding (hereafter "Expenses"); provided, however, that except as to actions to enforce indemnification rights pursuant to Section 3 of this Article, the corporation shall indemnify any Agent seeking indemnification in connection with a Proceeding (or part thereof) initiated by such person only if the Proceeding (or part thereof) was authorized by the Board of Directors of the corporation. The right to indemnification conferred in this Article shall be a contract right. (It is the Corporation's intent that these bylaws provide indemnification in excess of that expressly permitted by Section 317 of the California General Corporation Law, as authorized by the Corporation's Articles of Incorporation.)

      The directors and officers of Transamerica are covered under a Directors and Officers liability program which includes direct coverage to directors and officers (Coverage A) and corporate reimbursement (Coverage B) to reimburse the Company for indemnification of its directors and officers. Such directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers. In general, the term "loss" means any amount which the insureds are legally obligated to pay for a claim for Wrongful Acts. In general, the term "Wrongful Acts" means any breach of duty, neglect, error, misstatement, misleading statement or omission caused, committed or attempted by a director or officer while acting individually or collectively in their capacity as such, claimed against them solely by reason of their being directors and officers. The limit of liability under the program is $300,000,000 for Coverage A and $300,000,000 for Coverage B for the period 11/15/2000 to 11/1/2002. Coverage B is subject to a self insured retention of $15,000,000. The primary policy under the program is with Chubb.

                              Rule 484 Undertaking

         Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of Western Reserve pursuant to the foregoing provisions or otherwise, Western Reserve has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Western Reserve of expenses incurred or paid by a director, officer or controlling person of Western Reserve in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Western Reserve will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31. Principal Underwriter

         (a) AFSG Securities Corporation ("AFSG") is the principal underwriter for the Policies. AFSG currently serves as principal underwriter for the Retirement Builder Variable Annuity Account, Separate Account VA A, Separate Account VA B, Separate Account VA C, Separate Account VA D, Separate Account VA E, Separate Account VA F, Separate Account VA I, Separate Account VA J, Separate Account VA L, Separate Account VL A, Legacy Builder Variable Life Separate Account, Separate Account VA K, and Separate Account VA P of Transamerica Life Insurance Company; the Separate Account VA BNY, Separate Account C, AUSA Series Life Account, AUSA Series Annuity Account and AUSA Series Annuity Account B of AUSA Life Insurance Company, Inc.; the Separate Account I and Separate Account V of Peoples Benefit Life Insurance Company; the WRL Series Life Account, WRL Series Annuity Account, WRL Series Annuity Account B and WRL Series Life Corporate Account of Western Reserve Life Assurance Co. of Ohio; Separate Account VA-2L, Transamerica Occidental Life Separate Account VUL-3, Separate Account VA G, Separate Account VA H, Transamerica Occidental Life Separate Account VUL-4, Transamerica Occidental Life Separate Account VUL-5, and Transamerica Occidental Life Separate Account VUL-6 of Transamerica Occidental Life Insurance Company; Separate Account VA-2LNY of Transamerica Life Insurance Company of New York; and Separate Account VA-8 of Transamerica Life Insurance and Annuity Company.

         (b)      Directors and Officers of AFSG

                                  PRINCIPAL
                                  BUSINESS               POSITION AND OFFICES
NAME                              ADDRESS                WITH UNDERWRITER
----                              ---------              --------------------

Larry N. Norman                   (1)                    Director and President

Anne M. Spaes                     (1)                    Director and Vice President

Lisa A. Wachendorf                (1)                    Director, Vice President and Chief Compliance
                                                           Officer

John K. Carter                    (2)                    Vice President

William G. Cummings               (2)                    Vice President

Thomas R. Moriarty                (2)                    Vice President

Christopher G. Roetzer            (2)                    Vice President

Michael V. Williams               (2)                    Vice President

Frank A. Camp                     (1)                    Secretary

Priscilla I. Hechler              (2)                    Assistant Vice President and Assistant Secretary

Thomas E. Pierpan                 (2)                    Assistant Vice President and Assistant Secretary

Darin D. Smith                    (1)                    Vice President and Assistant Secretary

Teresa L. Stolba                  (1)                    Assistant Compliance Officer

Emily Bates                       (3)                    Assistant Treasurer

Clifton W. Flenniken              (4)                    Assistant Treasurer

----------
(2)      4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001

(3)      570 Carillon Parkway, St. Petersburg, FL  33716-1202

(4)      400 West Market Street, Louisville, Kentucky 40202

(5)      1111 North Charles Street, Baltimore, Maryland 21201

         (c)      Compensation to Principal Underwriter

                                     NET UNDERWRITING
 NAME OF PRINCIPAL UNDERWRITER         DISCOUNTS AND        COMPENSATION ON         BROKERAGE
                                        COMMISSIONS           REDEMPTION           COMMISSIONS         COMMISSIONS

AFSG Securities Corporation                  0                     0            $72,075,590 (1)             0
                                             0                     0            $56,595,212 (2)             0

----------
(1)      fiscal year 2002

(2)      fiscal year 2001

Item 32.       Location of Accounts and Records

               All accounts, books, or other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the Registrant through Transamerica, 1150 South Olive Street, Los Angeles, California 90015.

Item 33.       Management Services

               Not Applicable

Item 34.       Undertakings

               Transamerica hereby represents that the fees and charges deducted under the Transamerica Elite Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Transamerica.

               Registrant promises to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable life policies may be accepted.

               Registrant furthermore agrees to include either as part of any application to purchase a Policy offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

               Registrant agrees to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-6 promptly upon written or oral request.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 3 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of St. Petersburg, State of Florida, on this 13th day of February, 2003.


                                    TRANSAMERICA OCCIDENTAL LIFE
                                    SEPARATE ACCOUNT VUL-3
                                    (Registrant)

                                    By:  /s/ Ron F. Wagley */
                                       ----------------------------------------
                                       Ron F. Wagley, Director and President

                                    TRANSAMERICA OCCIDENTAL LIFE
                                    INSURANCE COMPANY
                                    (Depositor)


                                    By:  /s/ Ron F. Wagley */
                                       ----------------------------------------
                                       Ron F. Wagley, Director and President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 3 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                                Title                                    Date
---------                                -----                                    ----

/s/ Ron F. Wagley                        Director and President                   February 13, 2003
---------------------------------
Ron F. Wagley */

/s/ Brenda K. Clancy                     Director and Senior                      February 13, 2003
---------------------------------
Brenda K. Clancy */                      Vice President

/s/ Diane Meiners                        Director and Vice President              February 13, 2003
---------------------------------
Diane Meiners */

/s/ Douglas C. Kolsrud                   Director and Senior                      February 13, 2003
---------------------------------
Douglas C. Kolsrud                       Vice President

/s/ Craig D. Vermie                      Director, Vice President,                February 13, 2003
---------------------------------
Craig D. Vermie                          and Counsel

*/ /s/ Priscilla I. Hechler
---------------------------------
   Signed by Priscilla I. Hechler
   As Attorney in Fact